--------------------------------------------------------------------------------
                      DFA Investment Dimensions Group Inc.

                            VA SMALL VALUE PORTFOLIO
                            VA LARGE VALUE PORTFOLIO
                        VA INTERNATIONAL VALUE PORTFOLIO
                        VA INTERNATIONAL SMALL PORTFOLIO
                         VA SHORT-TERM FIXED PORTFOLIO
                            VA GLOBAL BOND PORTFOLIO

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Statements of Net Assets
    VA Small Value Portfolio.........................................................................................          1
    VA Large Value Portfolio.........................................................................................         11
    VA International Value Portfolio.................................................................................         14
    VA International Small Portfolio.................................................................................         19
    VA Short-Term Fixed Portfolio....................................................................................         25
    VA Global Bond Portfolio.........................................................................................         27

Statements of Operations.............................................................................................         29

Statements of Changes in Net Assets..................................................................................         31

Financial Highlights.................................................................................................         34

Notes to Financial Statements........................................................................................         37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                       i
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                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (95.8%)
 *3-D Systems Corp.....................................        1,000   $      7,250
 AAR Corp..............................................        1,400         43,400
 *ACX Technologies, Inc................................        1,900         40,375
 APL, Ltd..............................................        2,100         63,525
 *APS Holding Corp. Class A............................        1,000          9,937
 *AST Research, Inc....................................          800          4,187
 *Accell International Corp............................          400          1,200
 *Acceptance Insurance Companies, Inc..................        1,300         27,300
 *Acclaim Entertainment, Inc...........................        2,500         10,312
 Aceto Corp............................................          440          5,940
 *Acme Metals, Inc.....................................        1,000         15,250
 *Adage, Inc...........................................          400          1,612
 *Adflex Solutions, Inc................................          700         11,462
 *Advanced Logic Research, Inc.........................        1,000         11,062
 *Advanced Marketing Services, Inc.....................          500          5,187
 *Advanced Technology Labs, Inc........................        1,100         42,969
 Advantage Bancorp, Inc................................          250          9,719
 Advest Group, Inc.....................................          700         11,375
 *Aeroflex, Inc........................................        1,000          4,000
 *Aerovox, Inc.........................................          400          1,925
 *Air Methods Corp.....................................          300            816
 Airborne Freight Corp.................................        1,800         68,850
 *Alamco, Inc..........................................          400          6,100
 *Alarmguard Holdings, Inc.............................        1,000          6,500
 *Alaska Air Group, Inc................................        1,100         27,362
 Albank Financial Corp.................................        1,200         46,200
 *Aldila, Inc..........................................          800          3,950
 Alfa Corp.............................................        1,800         22,950
 Alico, Inc............................................          200          3,850
 *Alliance Entertainment Corp..........................        2,300          2,012
 *Alliance Semiconductor Corp..........................        2,500         20,781
 Allied Healthcare Products, Inc.......................          200          1,200
 *Allied Holdings, Inc.................................          100            987
 *Allied Research Corp.................................          300          2,512
 *Allwaste, Inc........................................          600          5,025
 *Alpha Industries, Inc................................          500          3,687
 *Alpha Technologies Group, Inc........................          500          1,469
 Alpharma, Inc. Class A................................          700         11,725
 Amcast Industrial Corp................................          700         17,150
 Amcore Financial, Inc.................................          300          8,437
 *America West Holdings Corp. Class B..................        1,800         27,675
 *American Banknote Corp...............................        1,600          6,800
 American Eagle Group, Inc.............................          300            187
 *American Eagle Outfitters, Inc.......................          800          9,050
 *American Ecology Corp................................          700            962
 *American Freightways Corp............................        1,900         25,887
 American Heritage Life Investment Corp................        1,200         34,800
 *American Mobile Satellite Corp.......................          700          6,212
 *American Pacific Corp................................          700          4,528
 *American Software, Inc. Class A......................          300          2,203
 *American Waste Services, Inc. Class A................        2,100          3,675
 *Ameristar Casinos, Inc...............................        1,200          6,600

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Ameriwood Industries International Corp..............          400   $      2,875
 Ameron, Inc...........................................          300         16,650
 *Ames Department Stores, Inc..........................        1,100          8,903
 Ampco-Pittsburgh Corp.................................          400          5,250
 *Amrep Corp...........................................          600          2,250
 *Amtech Corp..........................................          800          4,300
 *Amtran, Inc..........................................          800          6,900
 Amvestors Financial Corp..............................          691         12,179
 Analogic Corp.........................................          100          3,244
 Andover Bancorp, Inc. DE..............................          480         13,800
 Angelica Corp.........................................          800         14,400
 *Ann Taylor Stores Corp...............................        2,000         46,500
 *Ansaldo Signal N.V...................................          250          1,437
 *Antec Corp...........................................        3,000         36,750
 *Anuhco, Inc..........................................          300          2,700
 *Apertus Technologies, Inc............................          900          1,336
 *Apogee, Inc..........................................        1,200          5,100
 *Applied Extrusion Technologies, Inc..................          500          5,937
 *Applied Signal Technologies, Inc.....................          300          2,109
 *Arcadia Financial, Ltd...............................        2,900         30,087
 *Arch Communications Group, Inc.......................        1,500         11,906
 *Arden Industrial Products, Inc.......................          600          3,150
 *Argosy Gaming Corp...................................        1,000          3,125
 *Arkansas Best Corp...................................        1,700         10,147
 *Artisoft, Inc........................................        1,100          2,750
 *Artistic Greetings, Inc..............................          500          2,187
 Arvin Industries, Inc.................................        1,900         52,725
 *Asante Technologies, Inc.............................          400          1,562
 Ashland Coal, Inc.....................................        1,200         32,100
 *Astec Industries, Inc................................          900         10,575
 *Astrosystems, Inc....................................          400          2,150
 *Astrotech International Corp.........................          800          4,200
 *Asyst Technologies, Inc..............................          300         11,981
 *Atchison Casting Corp................................          200          3,425
 *Atkinson (Guy F.) of California......................          500          3,469
 *Atlantic Gulf Communities Corp.......................          500          2,812
 *Atlantic Tele-Network, Inc...........................        1,000         12,500
 *Atlantis Plastics, Inc...............................          200          1,425
 *Au Bon Pain, Inc. Class A............................          600          3,787
 *Audiovox Corp. Class A...............................          800          5,250
 *Autoinfo, Inc........................................          600          1,069
 *Avatex Corp..........................................        1,400          1,575
 *Aviall, Inc..........................................          800         11,800
 *Avid Technology, Inc.................................        1,900         44,650
 *Avondale Industries, Inc.............................          500          9,437
 *Aydin Corp...........................................          400          4,500
 *Aztar Corp...........................................        3,300         23,100
 Aztec Manufacturing Co................................          500          6,125
 BEI Electronics, Inc..................................          600          5,250
 *BI, Inc..............................................        1,000          6,906
 *BMC West Corp........................................        1,000         13,312
 *BPI Packaging Technologies, Inc......................          300            558
 BSB Bancorp, Inc......................................          600         20,662
 *BTU International, Inc...............................          200            787
 Badger Meter, Inc.....................................          200          5,000

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Bairnco Corp..........................................          900   $      6,412
 Baker (J.), Inc.......................................        1,200          9,750
 *Baker (Michael) Corp.................................          700          4,856
 *Baldwin Piano & Organ Co.............................          300          4,125
 *Baldwin Technology, Inc. Class A.....................        1,400          3,850
 *Bally Total Fitness Holding Corp.....................        1,000          8,187
 *Bancinsurance Corp...................................          500          2,031
 *Bank Plus Corp.......................................        1,000         10,750
 *Bank United Financial Corp. Class A..................          200          1,962
 BankAtlantic Bancorp, Inc. Class B....................        1,000         13,812
 Bankers Corp..........................................        1,100         27,775
 *Banner Aerospace, Inc................................        2,300         18,400
 *Banyan System, Inc...................................        1,600          2,950
 *Basin Exploration, Inc...............................          900          6,525
 Bassett Furniture Industries, Inc.....................        1,200         30,075
 Bay View Capital Corp.................................          600         30,225
 *Bayou Steel Corp. Class A............................          900          2,925
 *Be Aerospace, Inc....................................        1,400         33,775
 *Beazer Homes USA, Inc................................          700         10,762
 *Bel Fuse, Inc........................................          400          5,550
 *Belden & Blake Corp..................................        1,000         26,687
 *Bell Industries, Inc.................................          300          5,587
 *Bell Microproducts, Inc..............................          500          5,594
 *Bell Sports Corp.....................................          700          4,550
 *Bellwether Exploration Co............................          500          4,969
 *Ben & Jerry's Homemade, Inc. Class A.................          500          6,750
 *Berlitz International, Inc...........................          900         21,487
 *Bertuccis, Inc.......................................          700          4,156
 *Best Buy Co., Inc....................................        3,000         40,875
 Bindley Western Industries, Inc.......................          600         13,200
 Binks Sames Corp......................................          300         12,675
 *Bio Vascular, Inc....................................          500          2,437
 *Bio-Rad Laboratories, Inc. Class A...................          400         10,200
 *Bird Corp............................................          400          1,525
 Birmingham Steel Corp.................................        2,500         40,000
 Blair Corp............................................          500          8,062
 Blessings Corp........................................        1,000         10,500
 *Blowout Entertainment, Inc...........................           11             15
 *Bluegreen Corp.......................................          700          2,187
 Bob Evans Farms, Inc..................................        2,700         38,306
 *Boca Research, Inc...................................        1,000          6,531
 *Bombay Co., Inc......................................        2,400         10,800
 *Bon-Ton Stores, Inc..................................          900          5,822
 *Books-a-Million, Inc.................................        1,400          7,175
 *Boomtown, Inc........................................          800          6,450
 *Borland International, Inc...........................        1,400         10,062
 Bowne & Co., Inc......................................        1,800         53,775
 *Boyd Gaming Corp.....................................        4,500         26,437
 *Brazos Sportswear, Inc...............................           50            456
 *Brock International, Inc.............................          300          1,200
 *Brothers Gourmet Coffees, Inc........................          800          1,750
 *Brown & Sharpe Manufacturing Co. Class A.............          700          9,975
 Brown Group, Inc......................................        5,600        100,800
 Brush Wellman, Inc....................................          900         19,125
 *Buffets, Inc.........................................        1,900         16,981
 *Buffton Corp.........................................          300            750
 *Builders Transport, Inc..............................          400          1,062
 *Bull Run Corp. GA....................................        1,200          2,700
 *Burlington Coat Factory Warehouse Corp...............        1,200         21,450
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Buttrey Food & Drug Stores Co........................          700   $      7,350
 CFX Corp..............................................          300          5,025
 CML Group, Inc........................................        4,100          9,737
 CPB, Inc..............................................          200          7,050
 CPI Corp..............................................        1,000         18,750
 *CSP, Inc.............................................          200          1,425
 CTS Corp..............................................          400         27,600
 Cadmus Communications Corp............................          300          4,237
 *Calcomp Technology, Inc..............................          400            850
 California Financial Holding Corp.....................          400         11,800
 *California Microwave, Inc............................        1,000         12,187
 Calmat Co.............................................        2,300         45,712
 *Canandaigua Wine Co., Inc. Class A...................        1,800         55,912
 *Capital Pacific Holdings, Inc........................          200            537
 Capital Re Corp.......................................        1,200         52,650
 Capsure Holdings Corp.................................        1,300         16,250
 *Cardinal Realty Services, Inc........................          200          4,850
 *Care Group, Inc......................................          700            722
 Carpenter Technology Corp.............................        1,100         47,575
 *Carson Pirie Scott & Co..............................          800         25,800
 Carter-Wallace, Inc...................................        2,900         47,850
 Cash America International, Inc.......................        2,400         23,400
 *Casino America, Inc..................................        2,200          5,156
 *Casino Data Systems..................................        1,000          4,375
 *Casino Magic Corp....................................        2,200          3,094
 *Catalina Lighting, Inc...............................          600          2,175
 *Catherines Stores Corp...............................          500          2,156
 Cato Corp. Class A....................................        2,000          9,750
 *Celadon Group, Inc...................................        1,000         11,250
 *Celebrity, Inc.......................................          500          1,656
 *Cell Genesys, Inc....................................          500          2,812
 *Cellpro, Inc.........................................          800          5,100
 Cenfed Financial Corp.................................          484         13,945
 Cenit Bancorp, Inc....................................          100          4,400
 *Centennial Cellular Corp. Class A....................        1,600         22,600
 *Centigram Communications Corp........................          500          5,719
 *Central Sprinkler Corp...............................          200          4,150
 Centris Group, Inc....................................          300          5,662
 Chaparral Steel Co....................................        1,800         27,000
 *Charming Shoppes, Inc................................        8,800         46,475
 *Chart House Enterprises, Inc.........................          700          4,900
 *Checkpoint System, Inc...............................          300          4,275
 *Cherry Corp. Class A.................................          600          7,087
 *Cherry Corp. Class B.................................          400          4,875
 *Chic by His, Inc.....................................        1,000          6,875
 *Chock Full O' Nuts Corp..............................          500          2,937
 *Chrysalis International Corp.........................          400          1,712
 *Cidco, Inc...........................................        1,000         14,500
 *Circuit Systems, Inc.................................          300          1,678
 *Citadel Holding Corp.................................          300            975
 *Citation Corp........................................        1,000         14,937
 Citfed Bancorp, Inc...................................          600         22,125
 Citizens Banking Corp.................................          800         26,100
 *Civic Bancorp........................................          400          4,775
 *Clean Harbors, Inc...................................          800          1,200
 Cleveland Cliffs, Inc.................................          600         25,350
 *Clintrials Research, Inc.............................        1,100         10,931
 *Coast Distribution System............................          300            975
 *Coast Savings Financial, Inc.........................        1,600         68,200
 *Coastal Physician Group, Inc.........................        1,300          1,219
 *Coastcast Corp.......................................        1,000         13,125
 *Cobra Electronic Corp................................        1,000          3,062

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VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Coeur d'Alene Mines Corp. ID.........................        2,000   $     27,250
 *Coho Energy, Inc.....................................        1,400         13,169
 Collagen Corp.........................................        1,100         18,700
 Commercial Intertech Corp.............................          800         10,400
 Commercial Metals Co..................................        1,300         38,512
 Computer Data Systems, Inc............................          500         13,719
 *Concord Fabrics, Inc. Class A........................          200          1,325
 *Cone Mills Corp. NC..................................        2,000         17,250
 *Conmed Corp..........................................        1,200         22,725
 Continental Homes Holding Corp........................          600          9,825
 Cooker Restaurant Corp................................          500          5,750
 *Copley Pharmaceutical, Inc...........................        1,000          6,500
 Core Industries, Inc..................................          800         14,400
 *Cornerstone Imaging, Inc.............................        1,000          8,500
 *Corrpro Companies, Inc...............................          300          2,587
 *Cortech, Inc.........................................        1,500          1,219
 *Craig Corp...........................................          300          5,062
 *Criticare Systems, Inc...............................          600          3,375
 Cross (A.T.) Co. Class A..............................          800          8,900
 *Crosscomm Corp.......................................          500          4,750
 *Crown Central Petroleum Corp. Class A................          400          5,400
 *Crown Central Petroleum Corp. Class B................          300          3,881
 Crown Crafts, Inc.....................................          700          7,262
 *Crown-Andersen, Inc..................................          100            650
 Cubic Corp............................................          750         17,625
 *Cybex International, Inc.............................          400          4,100
 *Cyrk, Inc............................................        1,300         15,194
 *Cytrx Corp...........................................          700          2,887
 *D&N Financial Corp...................................          600         10,762
 *DBA Systems, Inc.....................................          400          2,275
 *DII Group, Inc.......................................          200          6,325
 *DIY Home Warehouse, Inc..............................          500          1,906
 *DVI, Inc.............................................          100          1,337
 *Daka International, Inc..............................          500          6,281
 *Damark International, Inc. Class A...................          800         12,300
 Daniel Industries, Inc................................          300          4,012
 *Data Broadcasting Corp...............................        1,200          5,925
 *Data General Corp....................................          600         12,825
 *Data I/O Corp........................................          500          2,906
 *Data Race, Inc.......................................          400          5,950
 *Data Systems & Software, Inc.........................          500          2,562
 *Dataflex Corp........................................          400          1,325
 *Datakey, Inc.........................................          200            550
 *Datascope Corp.......................................          500          9,562
 *Dataware Technologies, Inc...........................          500          1,719
 *Datron Systems, Inc..................................          200          2,050
 *Datum, Inc...........................................          300          7,331
 *Dawson Geophysical Co................................          300          3,975
 Daxor Corp............................................          400          3,800
 Deb Shops, Inc........................................        1,100          4,744
 *Deckers Outdoor Corp.................................          500          3,719
 Defiance, Inc.........................................          600          4,350
 *Del Global Technologies Corp.........................          500          4,437
 Delchamps, Inc........................................          500         13,844
 *Delta Woodside Industries, Inc.......................        2,100         12,337
 *Designs, Inc.........................................        1,300          5,525
 *Detection Systems, Inc...............................          300          5,550
 *Detroit Diesel Corp..................................        1,800         39,600
 *Devcon International Corp............................          400          2,125
 *Dianon Systems, Inc..................................          500          4,594
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Digi International, Inc..............................        1,000   $      9,062
 Dime Financial Corp...................................          400          9,100
 *Discount Auto Parts, Inc.............................        1,500         27,937
 *Dixie Group, Inc.....................................        1,000          8,250
 *Dominion Bridge Corp.................................        1,100          1,616
 *Dominion Homes, Inc..................................          300          1,387
 *Donnkenny, Inc.......................................          900          3,656
 *Dover Downs Entertainment, Inc.......................          100          1,912
 Downey Financial Corp.................................        1,575         31,500
 *Dress Barn, Inc......................................        1,900         32,537
 *Drug Emporium, Inc...................................        1,100          4,812
 *Durakon Industries, Inc..............................          300          2,925
 Dyersburg Corp........................................        1,100          8,800
 Dynamics Corp. of America.............................          300         17,325
 *Dynamics Research Corp...............................          550          4,916
 *E-Z-Em, Inc. Class A.................................          300          2,475
 *E-Z-Em, Inc. Class B.................................           18            137
 *EA Engineering Science & Technology, Inc.............          500            937
 *ECC International Corp...............................          300          1,987
 *EIS International, Inc...............................          500          3,375
 *ESCO Electronics Corp. Trust Receipts................          900          9,337
 Eagle Financial Corp..................................          300          8,250
 Eastern Bancorp, Inc..................................          300          7,856
 Eastern Co............................................          200          2,550
 Eaton Vance Corp......................................        1,600         39,400
 Ecology & Environment, Inc. Class A...................          200          1,600
 *Edison Brothers Stores, Inc..........................        1,900          1,306
 *Edisto Resources Corp................................        1,100         11,000
 Edo Corp..............................................          300          2,062
 *Education Alternatives, Inc..........................          500          2,250
 *Egghead, Inc.........................................        1,500          7,031
 Ekco Group, Inc.......................................        1,600          8,200
 *Electroglas, Inc.....................................        1,000         25,187
 *Electromagnetic Sciences, Inc........................          600         11,475
 *Electronic Fab Technology, Inc.......................          300          1,950
 *Elek-Tek, Inc........................................        1,000          1,625
 *Emcon................................................          700          2,362
 *Empire of Carolina, Inc..............................          400          1,075
 Energen Corp..........................................          900         29,700
 Engle Homes, Inc......................................          500          4,594
 Enhance Financial Services Group, Inc.................          800         33,400
 *Environmental Elements Corp..........................          600          1,312
 *Envirotest Systems Corp. Class A.....................        1,000          1,906
 *Equitrac Corp........................................          300          3,994
 *Equity Oil Co........................................        1,300          3,737
 *Evans & Sutherland Computer Corp.....................          700         18,375
 Evergreen Bancorp, Inc. DE............................          800         12,100
 *Evergreen Resources, Inc.............................          500          4,625
 *Exabyte Corp.........................................        1,800         25,087
 *Exar Corp............................................          500          9,281
 Excel Industries, Inc.................................          900         16,312
 Exide Corp............................................        2,100         45,937
 *Exide Electronics Group, Inc.........................          600          6,862
 *Ezcorp, Inc. Class A Non-Voting......................          600          4,800
 *FM Properties, Inc...................................          800          2,900
 *FSI International, Inc...............................        1,400         19,425
 *FTP Software, Inc....................................        2,700         15,356
 Fab Industries, Inc...................................          500         15,625
 *Failure Group, Inc...................................          600          3,600

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VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Fairchild Corp. Class A..............................        1,300   $     21,287
 *Fansteel, Inc........................................          700          5,162
 *Farah, Inc...........................................          900          7,987
 Farrel Corp...........................................          200            687
 *Fibreboard Corp......................................          500         27,187
 *Fieldcrest Cannon, Inc...............................          500          9,375
 *Filenes Basement Corp................................        1,700         10,625
 Fingerhut Companies, Inc..............................        1,900         33,487
 *First Alert, Inc.....................................        1,900          4,691
 First American Financial Corp.........................        1,000         35,625
 *First Cash, Inc......................................          300          1,800
 First Central Financial Corp..........................        1,000          1,375
 *First Citizens Financial Corp........................          220          6,132
 First Defiance Financial Corp.........................          700          9,800
 First Essex Bancorp...................................          500          8,562
 First Financial Corp. of Western Maryland.............          200          7,275
 *First Merchants Acceptance Corp......................          500          2,742
 First Northern Capital Corp...........................          400          8,000
 First Palm Beach Bancorp, Inc.........................          300          8,887
 *First Republic Bancorp, Inc..........................          600         12,000
 First Savings Bank....................................          200          4,187
 First Southeast Financial Corp........................          200          2,150
 *First Team Sports, Inc...............................          500          3,594
 *FirstFed Financial Corp. DE..........................          900         24,525
 *Fischer Imaging Corp.................................        1,000          6,437
 Fleming Companies, Inc................................        3,100         58,900
 Flexsteel Industries, Inc.............................          600          6,937
 Florida Rock Industries, Inc..........................          800         26,800
 *Florsheim Group, Inc.................................          400          3,475
 Fluke Corp............................................          200          9,975
 *Fluor Daniel/GTI, Inc................................          316          2,212
 *Foodarama Supermarkets, Inc..........................          100          1,894
 Forest City Enterprises, Inc. Class A.................          450         19,856
 *Foster (L.B.) Co. Class A............................          800          3,225
 *Franklin Electronic Publishers, Inc..................          500          5,062
 Freds, Inc. Class A...................................          800         10,750
 Fremont General Corp..................................        2,100         73,762
 *Fresh Choice, Inc....................................          500          1,859
 Friedman Industries, Inc..............................          551          3,375
 *Friedmans, Inc. Class A..............................        1,000         18,687
 Frisch's Restaurants, Inc.............................          648          9,477
 *Fusion Systems Corp..................................          400         12,475
 *G-III Apparel Group, Ltd.............................          600          3,544
 *GC Companies, Inc....................................          300         12,750
 *GTI Corp.............................................          500          3,281
 *GZA Geoenvironmental Technologies, Inc...............          300            816
 *Galey & Lord, Inc....................................          300          5,287
 *Galileo Corp.........................................          600          4,312
 Gamma Biologicals, Inc................................          300          1,256
 *Gantos, Inc..........................................          500          1,484
 Garan, Inc............................................          400          7,950
 *Garden Fresh Restaurant Corp.........................          100            981
 *Gasonics International, Inc..........................          300          3,600
 *Gehl Co..............................................          500          7,750
 *General Host Corp....................................        2,094          6,282
 General Housewares Corp...............................          300          3,000
 *Geneva Steel Co. Class A.............................          800          1,900
 *Genicom Corp.........................................          500          3,078
 *Genlyte Group, Inc...................................        1,100         14,231
 *Genus, Inc...........................................        1,100          6,359
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Geoscience Corp......................................          200   $      1,875
 Gerber Scientific, Inc................................        1,400         26,425
 *Giant Group, Ltd.....................................          400          2,800
 Giant Industries, Inc.................................        1,000         14,500
 *Gibraltar Packaging Group, Inc.......................          900          2,812
 *Gibson Greetings, Inc................................        1,400         30,187
 Giddings & Lewis, Inc.................................        2,700         50,962
 Gleason Corp..........................................          100          3,712
 *Global Industrial Technologies, Inc..................          900         16,650
 *Global Village Communication, Inc....................          900          3,178
 *Golden Books Family Entertainment, Inc...............        1,000         11,250
 Golden Poultry Co., Inc...............................        1,200         16,275
 *Good Guys, Inc.......................................        1,200          7,050
 *Gottschalks, Inc.....................................          600          3,450
 *Government Technology Services, Inc..................          600          2,925
 *Gradco Systems, Inc..................................          700          2,931
 Graham-Field Health Products, Inc.....................        1,100         11,687
 *Grand Casinos, Inc...................................        3,300         42,487
 Grand Premier Financial, Inc..........................          669          7,986
 Granite Construction, Inc.............................        1,300         26,000
 Granite State Bankshares, Inc.........................          300          5,269
 Graphic Industries, Inc...............................          900          9,844
 Greater New York Savings Bank NY......................        1,100         21,175
 Green (A.P.) Industries, Inc..........................          600          5,550
 Greenbrier Companies, Inc.............................        1,300         14,625
 *Greyhound Lines, Inc.................................        1,800          7,537
 *Grist Mill & Co......................................          500          3,266
 *Ground Round Restaurants, Inc........................        1,000          1,484
 Guaranty National Corp................................        1,400         30,100
 Guilford Mills, Inc...................................        1,800         35,325
 *Gundle/SLT Environmental, Inc........................        1,100          5,775
 HF Financial Corp.....................................          200          3,925
 *HMG Worldwide Corp...................................          600            581
 *HMN Financial, Inc...................................          500         11,062
 *HS Resources, Inc....................................          900         13,050
 Haggar Corp...........................................          300          4,031
 *Hampton Industries, Inc..............................          400          3,150
 *Handleman Co.........................................        2,900         19,212
 Handy & Harman........................................        1,000         16,625
 *Hanger Orthopedic Group, Inc.........................          700          6,256
 *Harding Lawson Associates Group, Inc.................          400          2,750
 Harleysville Group, Inc...............................        1,200         43,350
 *Hartmarx Corp........................................        2,800         27,650
 *Harvey Entertainment Co..............................          400          4,675
 Harvey's Casino Resorts...............................          500          8,437
 *Hathaway Corp........................................          400          1,050
 *Hauser, Inc..........................................          900          5,512
 Haverty Furniture Co., Inc............................          700          8,269
 *Healthcare Services Group, Inc.......................          500          5,656
 *Hechinger Co. Class A................................        2,600          3,250
 *Hechinger Co. Class B................................        1,100          3,437
 Heilig-Meyers Co......................................        2,450         40,425
 *Hein-Werner Corp.....................................          220          1,540
 *Hi-Lo Automotive, Inc................................          500          1,312
 *High Plains Corp.....................................        1,600          5,600
 Hoenig Group, Inc.....................................          500          2,656
 Home Port Bancorp, Inc................................          200          3,925
 *Home State Holdings, Inc.............................          500            234
 Horizon Financial Corp................................          230          3,493

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Horizon/CMS Healthcare Corp..........................        1,500   $     27,375
 *Hospital Staffing Services, Inc......................          300            731
 *Hovnanian Enterprises, Inc. Class A..................        1,300          7,719
 Hudson Foods, Inc. Class A............................        1,500         23,812
 Huffy Corp............................................          800         10,400
 Hughes Supply, Inc....................................          500         19,125
 *Hugoton Energy Corp..................................        1,600         17,900
 Hunt (J.B.) Transport Services, Inc...................        2,400         36,150
 Huntco, Inc. Class A..................................          300          4,012
 *Hycor Biomedical, Inc................................          600          1,125
 *Hyde Athletic Industries, Inc. Class B...............          300          1,500
 *ICF Kaiser International, Inc........................        1,800          4,275
 ICO, Inc..............................................        1,300          6,459
 *ICU Medical, Inc.....................................          500          4,406
 *IEC Electronics Corp.................................          300          3,544
 *IHOP Corp............................................          800         22,550
 *IPC Information Systems, Inc.........................          500          6,062
 *ITI Technologies, Inc................................          200          3,212
 *Immulogic Pharmaceutical Corp........................          800          3,150
 *Imperial Holly Corp..................................          600          7,350
 *In Home Health, Inc..................................          900          1,350
 *Inacom Corp..........................................          800         25,850
 *Indenet, Inc.........................................        1,000          1,437
 Indiana Federal Corp..................................          400         10,450
 *Information Resources, Inc...........................        2,200         33,000
 Ingles Market, Inc. Class A...........................          400          5,750
 *Innodata Corp........................................          200            137
 *Insituform Technologies, Inc. Class A................        1,700         10,412
 Insteel Industries, Inc...............................          700          5,425
 Instron Corp..........................................        1,000         12,500
 *Insurance Auto Auctions, Inc.........................        1,000          7,937
 Integrated Health Services, Inc.......................        1,300         46,800
 *Integrated Process Equipment Corp....................          500          9,156
 *Intelligent Electronics, Inc.........................        2,700          7,172
 *Inter-Tel, Inc.......................................          900         14,175
 *Intercel, Inc........................................        2,500         33,750
 *Interface Systems, Inc...............................          400          1,325
 Interface, Inc. Class A...............................        1,300         29,981
 *Intergraph Corp......................................        3,700         26,016
 *Interlinq Software Corp..............................        1,000          3,922
 International Multifoods Corp.........................        1,500         42,375
 *International Rectifier Corp.........................        4,200         70,350
 *International Remote Imaging Systems, Inc............          100            412
 International Shipholding Corp........................          400          6,850
 *International Technology Corp........................          350          2,537
 *International Thoroughbred Breeders, Inc.............          800          3,600
 *Interphase Corp......................................          900          7,087
 Interpool, Inc........................................          150          2,100
 Interstate Johnson Lane, Inc..........................          200          3,900
 *Intertan, Inc........................................          900          3,375
 Investors Financial Services Corp.....................          223          7,889
 Investors Financial Services Corp. Class A............           43          1,521
 Isco, Inc.............................................          200          1,625
 *Isolyser Co., Inc....................................        3,100         12,206
 *Isomedix, Inc........................................          300          4,687
 *Iwerks Entertainment, Inc............................          900          4,050
 *J & J Snack Foods Corp...............................          800         11,500
 J & L Specialty Steel, Inc............................        3,200         40,800
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *J. Alexander's Corp..................................          300   $      2,475
 *JPE, Inc.............................................          200          1,350
 JSB Financial, Inc....................................          900         39,150
 Jackpot Enterprises, Inc..............................          100          1,062
 *Jaclyn, Inc..........................................          200            850
 *Jaco Electronics, Inc................................          300          2,025
 Jacobson Stores, Inc..................................          500          4,594
 *Jan Bell Marketing, Inc..............................        2,200          4,950
 *Jean Philippe Fragrances, Inc........................          500          2,937
 John Alden Financial Corp.............................        1,500         31,875
 *Johnson Worldwide Associates, Inc. Class A...........          500          6,219
 Johnston Industries, Inc..............................          600          4,125
 *Johnstown American Industries, Inc...................          800          4,250
 *Jones Intercable, Inc. Class A.......................        2,400         25,500
 *Jos. A. Bank Clothiers, Inc..........................        1,000          3,750
 *Jumbosports, Inc.....................................        1,700          7,437
 Justin Industries, Inc................................        2,300         27,025
 K Swiss, Inc. Class A.................................          300          3,975
 *Kaiser Ventures, Inc.................................          600          5,737
 Kaman Corp. Class A...................................        1,800         24,638
 Katy Industries, Inc..................................          800         12,500
 Kellwood Co...........................................        1,800         47,025
 *Kerr Group, Inc......................................          300            713
 *Key Production Co., Inc..............................          800          7,600
 *Key Tronic Corp......................................          500          2,938
 *Keystone Consolidated Industries, Inc................          598          5,382
 *Kimmins Corp.........................................          300          1,106
 *Kinark Corp..........................................          100            338
 *Kinnard Investment, Inc..............................          300          1,781
 Klamath First Bancorp, Inc............................        1,000         18,375
 Knape & Vogt Manufacturing Co.........................          500          8,000
 *Kulicke & Soffa Industries, Inc......................          800         27,050
 *LTX Corp.............................................        2,900         17,944
 *Laboratory Corp. of America Holdings, Inc............        1,000          2,875
 *Laclede Steel Co.....................................          200            813
 *Ladd Furniture, Inc..................................          700          9,188
 *Laidlaw Environmental Services, Inc..................        5,200         14,950
 *Lamson & Sessions Co.................................          500          3,875
 *Landair Services, Inc................................          300          4,200
 *Laserscope...........................................          600          3,750
 Lawyers Title Corp....................................          800         14,400
 *Learning Co., Inc....................................        3,400         24,225
 *Lechters, Inc........................................        1,500          5,578
 Lennar Corp...........................................          500         13,125
 *Liberty Technologies, Inc............................          500          1,688
 *Life USA Holdings, Inc...............................        1,000         12,063
 Lillian Vernon Corp...................................          300          4,725
 Lindberg Corp.........................................          400          3,500
 *Liuski International, Inc............................          400            538
 *Lodgenet Entertainment Corp..........................        1,000         10,938
 *Logic Devices, Inc...................................          200            463
 *Loronix Information Systems, Inc.....................          200            650
 *Louis Dreyfus Natural Gas Corp.......................          350          5,556
 Lufkin Industries, Inc................................          600         14,213
 Lukens, Inc. DE.......................................        1,300         25,513
 *Luria (L.) & Son, Inc................................          100            225
 *M.H. Meyerson & Co., Inc.............................          200            988
 MAF Bancorp, Inc......................................          826         34,486
 *MAIC Holdings, Inc...................................        1,000         38,000

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 MDC Holdings, Inc.....................................          900   $      7,650
 *MI Schottenstein Homes, Inc..........................          800          8,800
 *MK Gold Corp.........................................        1,700          2,922
 MMI Companies, Inc....................................        1,000         23,750
 *MRS Technology, Inc..................................          200            209
 *MS Carriers, Inc.....................................        1,100         22,756
 MTS Systems Corp......................................          800         20,550
 *Mapinfo Corp.........................................          100          1,113
 Marcus Corp...........................................          500         12,250
 *Mariner Health Group, Inc............................        1,900         22,681
 Maritrans, Inc........................................        1,000          7,375
 *Marker International.................................        1,300          5,688
 *Marlton Technologies, Inc............................          200            700
 Marsh Supermarkets, Inc. Class A......................          300          4,013
 Marsh Supermarkets, Inc. Class B......................          400          5,325
 Maryland Federal Bancorp..............................          315         11,970
 *Material Sciences Corp...............................          300          4,200
 *Matlack Systems, Inc.................................          200          1,475
 *Matrix Pharmaceutical, Inc...........................        1,200          8,325
 *Matrix Service Co....................................          800          6,750
 *Mattson Technology, Inc..............................          100          1,056
 *Maverick Tube Corp...................................          600         18,038
 *Maxwell Technologies, Inc............................          400          7,900
 *Maxxam, Inc..........................................          500         22,000
 *Maxxim Medical, Inc..................................          700         10,238
 *McFarland Energy, Inc................................          400          5,175
 *Medalliance, Inc. Liquidating Trust Escrow...........          800              0
 *Medaphis Corp........................................        5,800         46,219
 Medford Savings Bank MA...............................          300          8,175
 *Media 100, Inc.......................................          700          4,069
 *Medical Graphics Corp................................          200            825
 *Melamine Chemicals, Inc..............................          500          5,875
 Mercer International, Inc.............................          800          9,150
 Merchants Bancorp, Inc................................          200          7,525
 *Meridian Data, Inc...................................          800          3,325
 Meridian Insurance Group, Inc.........................          600          8,925
 *Merisel, Inc.........................................        2,500          4,453
 *Merix Corp...........................................          500          8,000
 *Mesa Air Group, Inc..................................        2,800         14,088
 *Mesa, Inc............................................        3,000         16,500
 *Mesaba Holdings, Inc.................................          700         10,325
 *Metatec Corp. Class A................................        1,100          3,369
 *Metra Biosystems, Inc................................          100            488
 *Metrocall, Inc.......................................        2,200         10,725
 *Michael Anthony Jewelers, Inc........................          500          1,625
 Michael Foods, Inc....................................        1,700         24,119
 *Michaels Stores, Inc.................................        1,900         37,406
 *Micro Warehouse, Inc.................................        2,300         39,531
 *Microage, Inc........................................        1,200         21,675
 *Micronics Computers, Inc.............................        1,100          3,163
 *Microtest, Inc.......................................          200            838
 *Microwave Power Dynamics, Inc........................          400          1,200
 Mid America Banccorp..................................          848         17,702
 *Midisoft Corp........................................          300            347
 *Midwest Grain Products, Inc..........................          600          6,975
 Mikasa, Inc...........................................          100          1,188
 *Mikohn Gaming Corp...................................          800          3,400
 *Miltope Group, Inc...................................          500          1,781
 Mine Safety Appliances Co.............................          500         31,063
 *Monarch Casino and Resort, Inc.......................          500          1,531
 Monarch Machine Tool Co...............................          300          2,250
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Moog, Inc. Class A...................................          500   $     12,563
 *Moore Medical Corp...................................          100          1,125
 *Moovies, Inc.........................................          500          2,859
 *Morgan Products, Ltd.................................          700          6,213
 *Morrow Snowboards, Inc...............................          100            394
 *Mother's Work, Inc...................................          200          1,525
 Movado Group, Inc.....................................          625         13,984
 *Movie Gallery, Inc...................................        1,000          6,563
 *Musicland Stores Corp................................        2,900          5,800
 NAC RE Corp...........................................          100          3,988
 NBT Bancorp...........................................          771         15,998
 NCH Corp..............................................          200         13,025
 *NPS Pharmaceuticals, Inc.............................          200          2,075
 *NS Group, Inc........................................        1,200          8,400
 *NSA International, Inc...............................          200            363
 NSC Corp..............................................        1,000          1,813
 NYMAGIC, Inc..........................................        1,000         19,375
 Nacco Industries, Inc. Class A........................          505         25,692
 Nash Finch Co.........................................          900         17,775
 *Nashua Corp..........................................          500          5,813
 *Nathans Famous, Inc..................................          400          1,225
 *National Auto Credit, Inc............................        2,630         25,643
 *National City Bancorp................................          726         14,974
 *National Home Centers, Inc...........................          500            891
 *National Patent Development Corp.....................          500          3,656
 *National Picture and Frame Co........................          400          4,375
 National Presto Industries, Inc.......................          500         18,875
 *National Steel Corp. Class B.........................        1,200         16,200
 National Technical Systems, Inc.......................          100            384
 *Natural Wonders, Inc.................................          700          3,041
 *Navistar International Corp..........................        1,000         16,625
 *Neostar Retail Group, Inc............................          100              1
 *Netframe Systems, Inc................................        1,000          1,063
 *Netrix Corp..........................................          800          1,625
 *Network Computing Devices, Inc.......................          300          3,825
 *Network Equipment Technologies, Inc..................        1,700         29,325
 *New Brunswick Scientific Co., Inc....................          346          2,400
 *New Horizons Worldwide, Inc..........................          600          5,925
 New Jersey Resources Corp.............................        1,500         46,688
 Newmil Bancorp, Inc...................................          200          1,950
 Newport Corp..........................................          500          5,906
 *Nexthealth, Inc......................................          700          1,269
 *Noodle Kidoodle, Inc.................................          700          2,538
 *Nord Resources Corp..................................        1,400          4,025
 *Nortek, Inc..........................................        1,100         25,575
 North American Mortgage Co............................          700         14,088
 *Northwestern Steel & Wire Co.........................        1,600          3,850
 *Norton McNaughton, Inc...............................          700          3,631
 Norwich Financial Corp................................          400          7,900
 *Novacare, Inc........................................        5,600         70,700
 *Nu-Kote Holding, Inc. Class A........................        2,000          5,250
 *Nview Corp...........................................          400            938
 O'Sullivan Corp.......................................        1,600         14,400
 *O'Sullivan Industries Holdings, Inc..................        1,100         17,188
 *O.I. Corp............................................          400          1,850
 *OHM Corp.............................................        1,900         15,200
 *OMI Corp.............................................        2,600         25,025
 *Oak Technology, Inc..................................        1,500         14,156
 *Offshore Logistics, Inc..............................        1,300         23,481
 Oil-Dri Corp. of America..............................          100          1,538
 *Old America Stores, Inc..............................          400          1,675

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Old Dominion Freight Lines, Inc......................        1,000   $     12,750
 *Olympic Steel, Inc...................................          700         11,550
 OnbanCorp, Inc........................................        1,200         56,475
 *One Price Clothing Stores, Inc.......................          900          3,825
 Oneida, Ltd...........................................          900         21,488
 *Oneita Industries, Inc...............................          600            488
 *Onyx Acceptance Corp.................................          100            788
 *Opinion Research Corp................................          200            756
 *Opta Food Ingredients, Inc...........................          500          3,906
 *Opti, Inc............................................          700          3,653
 Optical Coating Laboratory, Inc.......................        1,000         10,500
 *Option Care, Inc.....................................          800          4,950
 Orange Co., Inc.......................................          700          5,425
 *Orbital Sciences Corp................................        2,400         39,750
 Oregon Steel Mills, Inc...............................        1,700         31,875
 *Oroamerica, Inc......................................          700          3,413
 *Orthologic Corp......................................        1,000          5,938
 Oshkosh Truck Corp. Class B...........................          700          9,538
 *Ostex International, Inc.............................          400            813
 Outboard Marine Corp..................................        1,700         25,075
 *Outlook Group Corp...................................          400          1,800
 Overseas Shipholding Group, Inc.......................        1,800         33,975
 Owosso Corp...........................................          100            769
 Oxford Industries, Inc................................          700         16,888
 *PICO Holdings, Inc...................................          500          2,063
 *PLM International, Inc...............................        1,000          5,625
 *PPT Vision, Inc......................................          300          2,325
 PXRE Corp.............................................          211          5,697
 Pacific Scientific Co.................................          600          8,025
 Palfed, Inc...........................................          400          6,550
 Pancho's Mexican Buffet, Inc..........................          400            700
 *Par Technology Corp..................................        1,000          9,750
 *Paragon Trade Brands, Inc............................          500          8,063
 Park Electrochemical Corp.............................          300          7,538
 *Park-Ohio Industries, Inc............................          700          9,056
 *Parlux Fragrances, Inc...............................        1,000          2,750
 Patrick Industries, Inc...............................        1,000         14,063
 *Patterson Energy, Inc................................          148          5,310
 *Payless Cashways, Inc................................        3,400          5,525
 *Peak Technologies Group, Inc.........................          300          5,381
 *Penn Traffic Co......................................          200          1,475
 *Penn Treaty American Corp............................          600         16,350
 Penn Virginia Corp....................................          200          9,675
 Pennfed Financial Services, Inc.......................          500         12,125
 Penwest, Ltd..........................................          400          7,750
 *Peoples Choice TV Corp...............................        1,000          1,406
 Peoples Heritage Financial Group, Inc.................        1,778         58,674
 *Peoples Telephone Co., Inc...........................        1,400          4,813
 *Perfumania, Inc......................................          600          2,250
 *Perini Corp..........................................          400          2,875
 *Petrocorp, Inc.......................................          700          6,038
 *Pharmaceutical Resources, Inc........................        1,000          2,625
 *Pharmchem Laboratories, Inc..........................          500          2,047
 Phillips-Van Heusen Corp..............................        2,500         35,000
 Phoenix Duff & Phelps Corp............................        2,800         21,000
 Piccadilly Cafeterias, Inc............................          900          9,338
 Pilgrim Pride Corp....................................        1,600         20,000
 Pillowtex Corp........................................          300          6,413
 Pinnacle Bancshares, Inc..............................          100          2,194
 *Pinnacle Systems, Inc................................          200          3,638
 Pioneer Financial Services, Inc.......................          500         14,063
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Piper Jaffray Companies, Inc..........................          800   $     15,700
 *Pittencrieff Communications, Inc.....................          600          2,456
 Pittston Co. Burlington Group.........................        1,700         43,775
 *Planar Systems, Inc..................................          300          3,544
 Plasti-Line, Inc......................................          100          1,031
 *Players International, Inc...........................        2,900         11,147
 Ply-Gem Industries, Inc. DE...........................          800         13,400
 *Pollo Tropical, Inc..................................        1,000          6,438
 *Polymedica Industries, Inc...........................          500          3,000
 *Pool Energy Services Co..............................        1,200         19,875
 Pope & Talbot, Inc....................................        1,100         18,150
 Portsmouth Bank Shares, Inc...........................          520          7,930
 Poughkeepsie Savings Bank FSB NY......................        1,100          7,288
 *Premenos Technology Corp.............................        1,100          7,563
 Presidential Life Corp................................        2,900         41,869
 *Price Communications Corp............................          500          3,875
 Price Enterprises, Inc................................        1,300         24,050
 *Primark Corp.........................................          500         11,875
 Prime Bancorp, Inc....................................          330          7,466
 Primesource Corp......................................          500          3,656
 *Procyte Corp.........................................        1,100          1,633
 *Proffitts, Inc.......................................          900         36,000
 *Progress Software Corp...............................          500          8,656
 Progressive Bank, Inc.................................          300          7,838
 *Pronet, Inc..........................................          500          1,594
 *Proteon, Inc.........................................          700          1,772
 *Protocol Systems, Inc................................          300          2,269
 Provident Bankshares Corp.............................          661         25,077
 *Proxima Corp.........................................          500          2,375
 *Pulte Corp...........................................          400         12,650
 *Pure World, Inc......................................          200            663
 *QMS, Inc.............................................          900          2,925
 *Quad Systems Corp....................................          200          1,875
 Quaker Chemical Corp..................................          500          8,188
 *Quaker Fabric Corp...................................          700         11,288
 Quaker State Corp.....................................        2,700         40,838
 *Quality Dining, Inc..................................        1,400          8,094
 *Quality Semiconductor, Inc...........................          200          1,950
 *Quality Systems, Inc.................................        1,000          7,688
 Quanex Corp...........................................          600         16,350
 Quest Medical, Inc....................................          200          1,475
 Quixote Corp..........................................        1,000          7,813
 *R & B, Inc...........................................        1,100          8,250
 RCSB Financial, Inc...................................        1,300         53,300
 RLI Corp..............................................          600         19,125
 *RPC, Inc.............................................        1,200         16,350
 *Rag Shops, Inc.......................................          200            650
 *Railtex, Inc.........................................          500          9,188
 *Rally's Hamburgers, Inc..............................        1,300          3,656
 *Ramsay Health Care, Inc..............................          700          2,253
 *Rare Hospitality International, Inc..................          500          7,813
 Raymond Corp..........................................          200          6,500
 *Reading Entertainment, Inc...........................          400          4,625
 *Recoton Corp.........................................          800         10,000
 *Redwood Empire Bancorp...............................          200          2,625
 Refac Technology Development Corp.....................          300          2,044
 *Regeneron Pharmaceuticals, Inc.......................          500          5,188
 *Rentrak Corp.........................................          100            339
 *Republic Automotive Parts, Inc.......................          300          4,819
 *Republic Engineered Steels, Inc......................          100            144
 *Response Oncology, Inc...............................          100            700
 *Rex Stores Corp......................................          500          5,125

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Rexene Corp...........................................          300   $      4,463
 *Riddell Sports, Inc..................................          700          3,281
 *Ride, Inc............................................        1,000          3,500
 Riggs National Corp...................................        2,000         36,750
 *Rightchoice Managed Care, Inc. Class A...............          300          3,525
 *Rio Hotel & Casino, Inc..............................          400          5,850
 Rival Co..............................................          600          8,438
 Roanoke Electric Steel Corp...........................          200          3,275
 *Roberds, Inc.........................................          500          2,688
 *Rock Bottom Restaurants, Inc.........................          100          1,075
 Rock-Tenn Co. Class A.................................          800         12,100
 *Rodman & Renshaw Capital Group, Inc..................          600            300
 *Rohr, Inc............................................        1,700         35,913
 Rollins Truck Leasing Corp............................        3,900         53,625
 *Rottlund, Inc........................................          500          2,313
 Rouge Steel Co. Class A...............................          900         13,275
 *Ruby Tuesday, Inc....................................        1,000         21,500
 *Ryans Family Steak Houses, Inc.......................        3,500         31,938
 Rykoff-Sexton, Inc....................................          900         17,213
 Ryland Group, Inc.....................................          800         10,400
 *S&K Famous Brands, Inc...............................          400          4,175
 *SLH Corp.............................................           75          4,144
 *SSE Telecom, Inc.....................................          500          3,438
 *STM Wireless, Inc. Class A...........................          200          1,525
 *Safety 1st, Inc......................................          200          1,313
 *Salant Corp. DE......................................        1,600          5,600
 *San Filippo (John B.) & Son, Inc.....................          800          4,900
 Sanderson Farms, Inc..................................          100          1,494
 *Sands Regent Casino Hotel............................          400            875
 *Schuler Homes, Inc...................................        1,800         10,238
 *Scios-Nova, Inc......................................        3,100         19,569
 Seafield Capital Corp.................................          300          9,825
 Sealright Co., Inc....................................        1,000         11,813
 *Secom General Corp...................................          400          1,100
 Security Capital Corp.................................          200         18,375
 Security Connecticut Corp.............................          500         24,313
 Selective Insurance Group, Inc........................        1,000         44,438
 *Sequa Corp. Class A..................................        1,000         48,813
 *Sequent Computer Systems, Inc........................        3,100         52,119
 *Serv-Tech, Inc.......................................          600          3,300
 *Service Merchandise Co., Inc.........................        5,300         17,225
 *Sharper Image Corp...................................          500          1,813
 Shelter Components, Inc...............................          300          3,638
 *Shiloh Industries, Inc...............................        1,100         18,425
 *Shoe Carnival, Inc...................................          800          6,150
 *Sholodge, Inc........................................          600          8,175
 *Shoney's, Inc........................................          558          3,139
 Shopko Stores, Inc....................................        2,700         63,788
 Showboat, Inc.........................................        1,300         25,675
 Sifco Industries, Inc.................................          400          5,800
 *Sight Resource Corp..................................          700          2,756
 *Signal Technology Corp...............................          600          4,425
 *Signature Brands USA, Inc............................          800          2,925
 *Silicon Valley Group, Inc............................        2,300         54,913
 Simmons First National Corp. Class A..................          200          5,500
 Simpson Industries, Inc...............................        1,100         11,206
 *Sizzler International, Inc...........................        2,400          5,700
 Skyline Corp..........................................          900         22,163
 Skywest, Inc..........................................          600          8,963
 Smith (A.O.) Corp.....................................          800         29,400
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Smith (A.O.) Corp. Convertible Class A................          200   $      7,338
 *Softech, Inc.........................................          300          1,003
 South Jersey Industries, Inc..........................          300          6,713
 Southdown, Inc........................................        1,500         60,563
 *Southern Electronics Corp............................        1,000         10,250
 *Southwall Technologies, Inc..........................          500          3,438
 Southwest Bancshares, Inc. DE.........................          300          5,888
 Southwest Securities Group, Inc.......................          200          3,225
 Southwestern Energy Co................................        2,200         29,150
 *Spacelabs Medical, Inc...............................          500         11,188
 *Spaghetti Warehouse, Inc.............................          500          2,531
 Spartan Motors, Inc...................................        1,000          7,500
 *Sparton Corp.........................................          500          4,375
 *Spec's Music, Inc....................................          400            300
 *Specialty Chemical Resources, Inc....................          300            600
 *Spectran Corp........................................          500          9,250
 *Speizman Industries, Inc.............................          300          1,613
 *Spelling Entertainment Group, Inc....................        5,600         37,800
 *Sport Chalet, Inc....................................          600          1,688
 *Sport Supply Group, Inc..............................          300          1,950
 *Sportmart, Inc.......................................          500          1,344
 *Sportmart, Inc. Class A..............................          250            531
 *Sports Club Co., Inc.................................          600          3,000
 St. Paul Bancorp, Inc.................................        2,000         63,000
 *Staff Builders, Inc. Class A.........................          400            800
 *Standard Commercial Corp.............................          856         14,453
 *Standard Management Corp.............................          200          1,150
 *Standard Microsystems Corp...........................        1,100          9,763
 Standard Motor Products, Inc. Class A.................        1,100         15,125
 Standard Pacific Corp. DE.............................        2,600         26,650
 Standard Products Co..................................        1,400         34,825
 *Staodyn, Inc.........................................          500            750
 *Starcraft Corp.......................................          200            563
 Starret Corp..........................................          300          3,000
 Starrett (L.S.) Co. Class A...........................          200          5,950
 *Starter Corp.........................................        2,300         10,350
 *Station Casinos, Inc.................................        2,600         23,075
 *Steel of West Virginia, Inc..........................          600          5,850
 Steel Technologies, Inc...............................          500          5,219
 Stepan Co.............................................          500          9,813
 Stephan Co............................................          200          1,850
 Sterling Bancorp......................................          500          9,375
 *Sterling Financial Corp. WA..........................          600         10,950
 Stewart Information Services Corp.....................          500          9,813
 *Stokely USA, Inc.....................................        1,000          1,078
 Stone & Webster, Inc..................................          800         34,300
 *Strategic Distribution, Inc..........................        1,500          5,906
 *Stratus Computer, Inc................................        1,200         54,900
 Strawbridge & Clothier Class A........................          900         15,019
 *Strouds, Inc.........................................        1,100          2,200
 *Stuart Entertainment, Inc............................          600          1,838
 *Sulcus Computer Corp.................................          800          1,400
 Sumitomo Bank of California...........................        1,300         36,563
 *Summa Four, Inc......................................          500          3,875
 *Summit Care Corp.....................................          200          2,425
 *Summit Technology, Inc...............................          500          3,844
 *Sun Coast Industries, Inc............................          200            675
 *Sun Healthcare Group, Inc............................        2,000         33,500
 Sun Television and Appliances, Inc....................        1,500          3,094
 *Sunrise Medical, Inc.................................        2,000         25,750

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sunrise Resources, Inc...............................          400   $      1,450
 Superior Surgical Manufacturing Co., Inc..............          300          3,450
 *Suprema Specialties, Inc.............................          200            769
 Susquehanna Bancshares, Inc...........................        1,100         42,763
 *Swiss Army Brands, Inc...............................          700          8,356
 *Syms Corp............................................        1,500         14,625
 *Syncor International Corp. DE........................          900          8,325
 *Syntellect, Inc......................................          700          2,297
 *Syquest Technology, Inc..............................          900          1,786
 *TBC Corp.............................................          400          3,050
 TCBY Enterprises, Inc.................................        2,200         13,200
 *TII Industries, Inc..................................          700          3,850
 TJ International, Inc.................................        1,400         32,463
 TR Financial Corp.....................................        1,000         20,375
 *TRC Companies, Inc...................................          300          1,088
 Tab Products Co. DE...................................          400          3,775
 *Taco Cabana, Inc.....................................        1,300          6,581
 *Tandy Crafts, Inc....................................        1,000          4,875
 *Tanknology Environmental, Inc........................        1,200          2,025
 *Tech-Sym Corp........................................          300          9,563
 Telxon Corp...........................................          500          9,250
 *Tesoro Petroleum Corp................................        2,100         27,563
 Texas Industries, Inc.................................        1,800         43,200
 *Texas Micro, Inc.....................................        1,000          3,406
 *Thermo Power Corp....................................        1,000          6,000
 *Thermo Terratech, Inc................................          500          5,469
 Thomas Industries, Inc................................          300          8,438
 Thomaston Mills, Inc..................................          400          4,350
 *Thompson PBE, Inc....................................          300          1,388
 *Thorn Apple Valley, Inc..............................          500          8,875
 *Tipperary Corp.......................................          500          2,219
 *Titan Corp...........................................        1,000          4,125
 Titan Holdings, Inc...................................        1,155         22,234
 Titan International, Inc..............................        1,200         18,300
 Toastmaster, Inc......................................          600          2,100
 *Todd Shipyards Corp..................................          800          3,500
 Tower Air, Inc........................................        1,100          3,506
 *Trans World Airlines, Inc............................        3,000         25,688
 *Trans World Entertainment Corp.......................          800         12,050
 *Transitional Hospitals Corp..........................        3,700         58,738
 *Travel Ports of America, Inc.........................          212            557
 Treadco, Inc..........................................          500          4,875
 *Tremont Corp. DE.....................................          600         24,600
 *Trend-Lines, Inc. Class A............................          200          1,431
 *Trident Microsystems, Inc............................          800         11,450
 *Trism, Inc...........................................          500          1,469
 *Truevision, Inc......................................        1,300          2,600
 *Tseng Laboratories, Inc..............................        1,100          4,125
 *Tuesday Morning Corp.................................          700         18,900
 *Tultex Corp..........................................        2,500         15,938
 *Turner Corp..........................................          300          4,650
 Twin Disc, Inc........................................          200          4,800
 *Tyler Corp...........................................        1,700          3,188
 U.S. Bancorp, Inc.....................................          500         23,813
 *UNC, Inc.............................................        1,500         21,750
 *URS Corp.............................................          719          7,909
 *US Can Corp..........................................          600          9,750
 UST Corp..............................................          570         12,041
 USX-Delhi Group.......................................          800         10,900
 *Ultimate Electronics, Inc............................          300            900
 *Ultradata Corp.......................................          100            306
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Ultratech Stepper, Inc...............................          300   $      6,094
 Uni-Marts, Inc........................................          500          2,563
 Unico American Corp...................................          500          5,313
 *Unimark Group, Inc...................................          200          1,325
 *Uniroyal Technology Corp.............................        1,100          3,334
 *United American Healthcare Corp......................          200          1,250
 United Industrial Corp................................        1,400         11,550
 *United Retail Group, Inc.............................          600          1,763
 *United States Home Corp..............................        1,000         26,375
 *Universal Electronics, Inc...........................          300          1,669
 *Universal Hospital Services, Inc.....................          300          4,425
 *Universal International, Inc.........................          400            425
 *Universal Standard Medical Labs, Inc.................          500          1,688
 *Uno Restaurant Corp..................................          600          3,525
 *Uranuim Resources, Inc...............................          500          2,844
 *Utilx Corp...........................................          600          2,550
 *V Band Systems, Inc..................................          500          1,000
 *VLSI Technology, Inc.................................          800         19,550
 *VTEL Corp............................................          600          3,656
 *Vallen Corp..........................................        1,000         18,000
 *Value City Department Stores, Inc....................        2,100         18,113
 Value Line, Inc.......................................        1,000         36,500
 *Valuevision International, Inc. Class A..............        2,700         10,547
 *Variflex, Inc........................................          200            975
 Varlen Corp...........................................          110          2,764
 *Vectra Technologies, Inc.............................          500            281
 *Venture Stores, Inc..................................        1,500          3,938
 Veritas DGC, Inc......................................          900         18,675
 *Vertex Communications Corp...........................          200          4,638
 *Veterinary Centers of America, Inc...................        1,000         12,188
 *Vicorp Restaurants, Inc..............................          800          9,450
 *Video Display Corp...................................          300          1,144
 *Video Lottery Technologies, Inc......................          900          4,838
 *Video Update, Inc....................................        1,300          5,606
 *Vie de France Corp...................................          700            984
 Virco Manufacturing Corp..............................          600         12,525
 Virginia Beach Federal Financial Corp.................          400          4,400
 Virginia First Financial Corp.........................          200          4,288
 *WHX Corp.............................................        2,200         14,575
 WLR Foods, Inc........................................        1,306         12,978
 Wabash National Corp..................................          200          4,425
 Walbro Corp...........................................          400          7,975
 *Wall Data, Inc.......................................          600         14,963
 Warren Bancorp, Inc...................................          300          5,025
 *Washington Homes, Inc................................          700          2,625
 Washington National Corp..............................          300          8,400
 Washington Savings Bank FSB Waldorf, MD...............          400          2,000
 Watkins-Johnson Co....................................          500         15,813
 Watts Industries, Inc. Class A........................        1,600         39,800
 Webb (Del) Corp.......................................        1,100         16,775
 Webster Financial Corp................................          739         29,930
 *Weirton Steel Corp...................................        3,600         10,800
 *Welcome Home, Inc....................................          200             20
 Wellman, Inc..........................................        2,500         44,688
 *Wells-Gardner Electronics Corp.......................          200            763
 Werner Enterprises, Inc...............................        1,800         35,213
 Wesbanco, Inc.........................................          200          7,250
 *West Coast Entertainment Corp........................          200            950

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Westco Bancorp, Inc...................................          300   $      7,088
 Westcorp, Inc.........................................          100          1,675
 *Western Beef, Inc....................................          500          4,531
 *Weston (Roy F.), Inc. Class A........................          600          1,800
 *Whittaker Corp.......................................          700          7,788
 *Wickes Lumber Co.....................................          200          1,063
 *Williams Clayton Energy, Inc.........................          700          9,538
 Wilshire Oil Co. of Texas.............................          500          2,688
 Windmere Corp.........................................        1,400         20,650
 Wiser Oil Co..........................................          800         12,500
 Wolohan Lumber Co.....................................          600          7,388
 *Wonderware Corp......................................        1,000         13,688
 *Worldtex, Inc........................................        1,200          8,550
 Yankee Energy Systems, Inc............................          900         20,813
 *Yellow Corp..........................................        2,400         46,050
 York Financial Corp...................................          605         11,646
 *Zale Corp............................................        3,000         60,375
 *Zemex Corp...........................................          728          5,187
 Zenith National Insurance Corp........................        1,500         37,500
 *Zilog, Inc...........................................        2,000         44,500
 *Zoll Medical Corp....................................          400          3,500
 Zurn Industries, Inc..................................          600         15,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,391,981)...................................                  12,213,413
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A
   04/02/02............................................           46            256
 *Banner Aerospace, Inc. Rights 06/18/97...............          511              0
 *Laboratory Corp. of America Holdings, Inc. Rights
   06/16/97............................................           81            651
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $488)..........................................                         907
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)
   (Cost $481,000).....................................  $       481   $    481,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.6%)
  (Cost $10,873,469)++.................................                  12,695,320
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.4%)
    Other Assets.......................................                      71,369
    Payable for Investment Securities Purchased........                      (6,869)
    Other Liabilities..................................                      (9,990)
                                                                       ------------
                                                                             54,510
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 983,078
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 12,749,830
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      12.97
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED STATES -- (97.0%)
COMMON STOCKS -- (97.0%)
 AK Steel Holding Corp.................................        1,100   $     42,762
 *AMR Corp.............................................        2,500        248,437
 Advanta Corp. Class A.................................          300          8,831
 Advanta Corp. Class B Non-Voting......................          500         13,906
 Aetna, Inc............................................        5,200        525,200
 Ahmanson (H.F.) & Co..................................        2,700        110,025
 Albemarle Corp........................................        1,100         20,625
 Alexander & Baldwin, Inc..............................        1,600         43,300
 Alleghany Corp........................................          100         21,325
 *Alumax, Inc..........................................        1,500         57,937
 Ambac, Inc............................................        1,000         75,000
 *Amdahl Corp..........................................        4,100         41,000
 Amerada Hess Corp.....................................        3,200        171,200
 *America West Holdings Corp. Class B..................        1,100         16,912
 American General Corp.................................        6,500        287,625
 *American Greetings Corp. Class A.....................        2,600         89,212
 American National Insurance Co........................          600         49,500
 *Apple Computer, Inc..................................        3,500         58,406
 *Archer-Daniels Midland Co............................        6,100        122,000
 Argonaut Group, Inc...................................          300          8,737
 Asarco, Inc...........................................        1,200         37,350
 Astoria Financial Corp................................          600         24,675
 Avnet, Inc............................................          800         50,400
 BHC Communications, Inc. Class A......................          100         10,950
 Ball Corp.............................................          900         26,212
 Bankers Trust New York Corp...........................        2,200        186,175
 Bear Stearns Companies, Inc...........................        3,161        102,732
 Berkley (W.R.) Corp...................................          600         31,012
 *Bethlehem Steel Corp.................................        3,200         32,000
 *Beverly Enterprises..................................        2,800         39,550
 Black & Decker Corp...................................        1,400         48,650
 Block Drug Co., Inc. Class A..........................          300         13,237
 Boise Cascade Corp....................................        1,300         49,400
 Borg Warner Automotive, Inc...........................          400         19,500
 *Boston Chicken, Inc..................................          900         16,256
 Bowater, Inc..........................................        1,200         59,250
 *Brinker International, Inc...........................        2,100         29,137
 *Burlington Industries, Inc...........................        1,600         17,600
 Burlington Northern Santa Fe Corp.....................        5,000        415,000
 CIGNA Corp............................................        1,500        260,625
 *CNA Financial Corp...................................        1,800        184,275
 CNF Transportation, Inc...............................          300          9,675
 CSX Corp..............................................        6,900        365,700
 Caliber Systems, Inc..................................        1,200         38,400
 *California Federal Bank FSB, Los Angeles Contingent
   Litigation Recovery Shares..........................           70          1,046
 Centex Corp...........................................          800         31,900
 Century Telephone Enterprises, Inc....................          400         12,100
 Champion International Corp...........................        3,300        162,937
 Chiquita Brands International, Inc....................        1,600         24,600
 *Chris-Craft Industries, Inc..........................          733         31,336
 Chrysler Corp.........................................       21,700        688,975
 Cincinnati Financial Corp.............................        2,130        166,539

                                                            SHARES           VALUE+
                                                         ------------  ------------

 Citizens Corp.........................................        1,300   $     32,987
 Coca-Cola Enterprises, Inc............................       10,800        228,150
 Comdicso, Inc.........................................        1,700         62,687
 Commerce Bancshares, Inc..............................          745         32,314
 Commerce Group, Inc...................................          900         20,250
 Comsat Corp. Series 1.................................        1,300         29,250
 *Consolidated Freightways Corp........................          450          5,541
 Coors (Adolph) Co. Class B............................        1,000         24,375
 Countrywide Credit Industries, Inc....................        3,100         83,312
 Cummins Engine Co., Inc...............................        1,100         70,125
 Cyprus Amax Minerals Co., Inc.........................        2,700         65,812
 *DSC Communications Corp..............................          800         20,450
 *Darden Restaurants, Inc..............................        5,000         41,875
 *Digital Equipment Corp...............................        4,800        172,200
 Dillards, Inc. Class A................................        4,000        135,000
 *Dime Bancorp, Inc....................................        1,800         30,600
 Donaldson, Lufkin & Jenrette, Inc.....................        1,500         78,937
 Enserch Corp..........................................        1,000         21,375
 *Enserch Exploration, Inc.............................        3,600         39,150
 Equitable Companies, Inc..............................        5,500        173,250
 Equitable of Iowa Companies...........................          600         33,225
 *Federated Department Stores, Inc.....................        6,300        233,100
 Fina, Inc. Class A....................................          700         46,156
 Financial Security Assurance Holdings, Ltd............          900         32,512
 Finova Group, Inc.....................................          700         52,150
 First Hawaiian, Inc...................................        1,200         42,525
 Florida East Coast Industries, Inc....................          300         32,475
 Ford Motor Co.........................................       37,700      1,413,750
 Fremont General Corp..................................        1,000         35,125
 GATX Corp.............................................          600         34,050
 General Motors Corp...................................       23,600      1,351,100
 General Motors Corp. Class H..........................        3,700        203,962
 Georgia-Pacific Corp..................................        3,300        291,225
 Golden West Financial Corp............................        1,400         94,850
 Great Atlantic & Pacific Tea Co., Inc.................        1,100         30,387
 Great Western Financial Corp..........................        3,900        189,150
 Greenpoint Financial Corp.............................        1,500         90,750
 *HFS, Inc.............................................          577         31,086
 *Halter Marine Group, Inc.............................          730         17,155
 Heilig-Meyers Co......................................        2,000         33,000
 Helmerich & Payne, Inc................................          700         39,287
 Hollinger International, Inc. Class A.................        2,000         22,250
 IVAX Corp.............................................          300          3,225
 Inland Steel Industries, Inc..........................        1,200         29,550
 *Integrated Device Technology, Inc....................        2,100         29,531
 Integrated Health Services, Inc.......................        1,000         36,000
 International Paper Co................................        9,200        441,600
 *International Speciality Products, Inc...............        2,500         34,062
 James River Corp. of Virginia.........................        2,400         84,300
 *K Mart Corp..........................................       15,500        217,000
 *Kaiser Aluminum Corp.................................        2,700         31,050
 LTV Corp..............................................        2,900         40,600
 Lafarge Corp..........................................        5,900        146,025
 Lehman Brothers Holdings, Inc.........................        3,700        149,387
 Lennar Corp...........................................          500         13,125
 Liberty Corp..........................................        1,000         39,750

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Liberty Financial Companies, Inc......................          800   $     35,900
 Lincoln National Corp.................................        3,700        225,238
 Loews Corp............................................        4,100        398,725
 Longs Drug Stores Corp................................          200          4,750
 Longview Fibre Co.....................................        1,400         23,625
 Louisiana-Pacific Corp................................        4,000         78,000
 MBIA, Inc.............................................          900         96,638
 Mead Corp.............................................        1,400         89,250
 Media General, Inc. Class A...........................          600         18,338
 Mercantile Stores Co., Inc............................        1,000         53,750
 Mitchell Energy & Development Corp. Class A...........        1,200         26,550
 Mitchell Energy & Development Corp. Class B...........          900         20,138
 Morgan (J.P.) & Co., Inc..............................        3,400        365,500
 *Navistar International Corp..........................        2,200         36,575
 *Nextel Communications Corp. Class A..................        5,600         82,250
 Norfolk Southern Corp.................................        3,700        359,363
 *Novell, Inc..........................................        2,800         22,094
 Occidental Petroleum Corp.............................       10,100        234,825
 *Officemax, Inc.......................................        3,400         47,175
 Ogden Corp............................................        1,400         27,300
 Ohio Casualty Corp....................................        1,000         41,250
 Old Republic International Corp.......................        2,400         72,300
 Overseas Shipholding Group, Inc.......................          500          9,438
 Pacific Century Financial Corp........................          600         27,600
 *Pacificare Health Systems, Inc. Class B..............           52          4,118
 Paine Webber Group, Inc...............................        1,300         46,150
 Paul Revere Corp......................................        1,000         42,750
 Phelps Dodge Corp.....................................        1,700        142,163
 Potlatch Corp.........................................          700         30,013
 *Pulte Corp...........................................          700         22,138
 RJR Nabisco Holdings Corp.............................        8,540        276,483
 Rayonier, Inc.........................................          700         30,013
 Reliastar Financial Corp..............................          200         12,825
 Reynolds Metals Co....................................        2,600        176,475
 *Russell Corp.........................................          200          6,125
 Ryder System, Inc.....................................        2,500         82,813
 Safeco Corp...........................................        3,500        152,031
 Saint Paul Companies, Inc.............................        2,200        157,575
 Salomon, Inc..........................................        3,900        209,138
 Sensormatic Electronics Corp..........................        2,100         32,813
 Signet Banking Corp...................................        1,000         32,875
 *Silicon Graphics, Inc................................        1,100         20,763
 *Smiths Food & Drug Centers, Inc. Class B.............           49          2,315
 Southern New England Telecommunications Corp..........          300         11,700
 *Spiegel, Inc. Class A Non-Voting.....................          200          1,313
 *Springs Industries, Inc. Class A.....................          300         15,188
 *St. Joe Corp.........................................        1,000         82,250
 Stone Container Corp..................................        3,700         50,875
 Sun Co., Inc..........................................        1,100         32,863
 TIG Holdings, Inc.....................................          900         24,300
 *Tandem Computers, Inc................................        3,700         52,725
 Tecumseh Products Co. Class A.........................          200         11,275
 Telephone & Data Systems, Inc.........................        1,400         54,338
 Temple-Inland, Inc....................................        1,400         84,700
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Tenneco, Inc..........................................        5,400   $    241,650
 *Teradyne, Inc........................................        1,600         65,600
 Terra Industries, Inc.................................        3,000         37,875
 Timken Co.............................................          800         54,900
 Transamerica Corp.....................................        2,400        218,100
 Trinity Industries, Inc...............................        2,100         63,000
 Tyson Foods, Inc. Class A.............................        3,700         75,619
 UMB Financial Corp....................................          315         12,698
 USF&G Corp............................................        3,600         77,400
 USLIFE Corp...........................................          650         31,688
 USX-Marathon Group, Inc...............................        7,100        211,225
 USX-US Steel Group....................................        2,400         77,400
 Union Camp Corp.......................................        2,000        105,000
 Union Pacific Corp....................................        3,400        230,350
 Unionbancal Corp......................................        1,800        119,250
 *Unisys Corp..........................................        2,500         17,188
 *United States Cellular Corp..........................        1,400         38,500
 Unitrin, Inc..........................................        1,000         54,688
 Valero Energy Corp....................................        1,200         42,900
 Valhi, Inc............................................        1,200          9,900
 *Value Health, Inc....................................        1,300         26,325
 *Viacom, Inc. Class A.................................        1,000         30,125
 *Viacom, Inc. Class B.................................        9,300        276,094
 *Vishay Intertechnology, Inc..........................        1,680         49,350
 *Waban, Inc...........................................          900         27,338
 *Weis Markets, Inc....................................        1,700         49,938
 Wellman, Inc..........................................        1,000         17,875
 Wesco Financial Corp..................................          100         26,550
 Westinghouse Electric Corp............................          500         10,125
 Westvaco Corp.........................................        2,900         90,625
 Weyerhaeuser Co.......................................        6,100        304,238
 *Wheelabrator Technologies, Inc.......................        4,600         59,225
 Whirlpool Corp........................................          300         14,963
 Zurich Reinsurance Centre Holdings, Inc...............          800         31,100
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,232,734)...................................                  19,307,726
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable Class A
   (Cost $1,270).......................................           16          1,196
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $16,234,004)...................................                  19,308,922
                                                                       ------------
FRANCE -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs
   (Cost $1,918).......................................                       1,723
                                                                       ------------
GERMANY -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $953).........................................                         852
                                                                       ------------
SWITZERLAND -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $622).........................................                         635
                                                                       ------------

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                                       ------------
SPAIN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $132).........................................                $        115
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $10)..........................................                          11
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)
   (Cost $456,000).....................................  $       456        456,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.3%)
  (Cost $16,693,639)++.................................                  19,768,258
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.7%)
 Other Assets..........................................                     188,645
 Payable for Investment Securities Purchased...........                     (30,823)
 Other Liabilities.....................................                     (11,843)
                                                                       ------------
                                                                            145,979
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,391,211
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 19,914,237
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      14.31
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (33.8%)
COMMON STOCKS -- (32.3%)
  Aichi Steel Works, Ltd...............................        4,000   $     16,357
  Aisin Seiki Co., Ltd.................................        2,000         30,928
  Amada Co., Ltd.......................................        3,000         25,387
  *Aoki Corp...........................................        6,000          7,216
  Aoyama Trading Co., Ltd..............................        1,100         34,588
  #Asahi Breweries, Ltd................................        4,000         54,639
  Ashikaga Bank, Ltd...................................        3,000          9,923
  Atsugi Nylon Industrial Co., Ltd.....................        5,000         16,710
  Calpis Food Industry Co., Ltd........................        2,000         12,010
  #Casio Computer Co., Ltd.............................        3,000         23,608
  Chiba Bank, Ltd......................................       10,000         51,976
  Chichibu Onoda Cement Corp...........................        8,000         32,028
  *Chiyoda Fire and Marine Insurance Co., Ltd..........        5,000         20,189
  Chugoku Bank, Ltd....................................        2,000         30,412
  #Chuo Trust and Banking Co., Ltd.....................        2,000         11,443
  Citizen Watch Co., Ltd...............................        3,000         22,758
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        4,000         22,337
  Daicel Chemical Industries, Ltd......................        4,000         15,361
  Daido Steel Co., Ltd.................................        5,000         15,893
  #Daikyo, Inc.........................................        3,000         10,670
  Daito Trust Construction Co., Ltd....................        2,916         32,317
  #Daiwa Bank, Ltd.....................................       15,000         58,892
  Daiwa House Industry Co., Ltd........................        7,000         82,388
  Daiwa Securities Co., Ltd............................       19,000        139,888
  Ezaki Glico Co., Ltd.................................        2,200         18,333
  Fuji Photo Film Co., Ltd.............................        5,000        193,729
  Fujisawa Pharmaceutical Co., Ltd.....................        2,000         18,900
  Fujita Corp..........................................        9,000         16,005
  Fujitsu, Ltd.........................................       15,000        182,990
  Fukuoka City Bank, Ltd...............................        4,712         19,836
  Gunze, Ltd...........................................        4,000         18,213
  *Hanwa Co., Ltd......................................        5,000         12,672
  *Haseko Corp.........................................        8,000         12,852
  Higo Bank, Ltd.......................................        3,000         18,557
  Hiroshima Bank, Ltd..................................        2,000          8,935
  Hitachi Koki Co., Ltd................................        2,000         14,296
  Hitachi Maxell, Ltd..................................        1,000         23,196
  Hitachi Transport System, Ltd........................        2,000         17,354
  Hitachi, Ltd.........................................       47,000        500,687
  #Hokkaido Bank, Ltd..................................        7,000          8,660
  #Hokkaido Takus Bank.................................       16,000         20,481
  Hokuriku Bank, Ltd...................................        7,000         23,634
  #Hyakujishi Bank, Ltd................................        3,000         18,402
  Inax Corp............................................        2,000         13,935
  Kajima Corp..........................................       13,000         72,706
  Kamagai Gumi Co., Ltd................................        6,000          9,794
  Kamigumi Co., Ltd....................................        4,000         23,883
  *Kandenko Co., Ltd...................................        3,000         23,711
  Katokichi Co., Ltd...................................        1,000         18,471
  Keiyo Bank, Ltd......................................        5,000         20,490
  Kinden Corp..........................................        2,000         26,632
  Kiyo Bank, Ltd.......................................        5,000         15,077
  #Kokusai Denshin Denwa Co., Ltd......................          900         57,990

                                                            SHARES           VALUE+
                                                         ------------  ------------

  Kokusai Securities Co., Ltd..........................        2,000   $     16,753
  Komatsu, Ltd.........................................        9,000         68,041
  Kureha Chemical Industry Co., Ltd....................        4,000         17,320
  Kyudenko Corp........................................        2,000         16,392
  #Long Term Credit Bank of Japan, Ltd.................       35,000        114,261
  Maeda Corp...........................................        2,000         11,082
  Makita Corp..........................................        2,000         29,381
  Marubeni Corp........................................       22,000         93,557
  Maruetsu, Inc........................................        3,000         14,433
  #Matsushita Electric Industrial Co., Ltd.............       31,000        583,247
  Matsushita Electric Works, Ltd.......................        4,000         44,330
  *Mazda Motor Corp....................................       11,000         32,981
  Michimen Corp........................................        6,000         20,825
  Mitsubishi Gas Chemical Co., Inc.....................        5,000         18,514
  Mitsubishi Oil Co., Ltd..............................        4,000         19,931
  Mitsui Fudosan Co., Ltd..............................        4,000         50,515
  Mitsui Trust & Banking Co., Ltd......................       16,000        120,412
  Mizuno Corp..........................................        2,000         12,509
  Nagase & Co., Ltd....................................        2,000         13,557
  Nanto Bank, Ltd......................................        3,000         18,918
  Nihon Cement Co., Ltd................................        3,000         14,742
  Nikko Securities Co., Ltd............................       20,000        118,900
  #Nippon Credit Bank, Ltd.............................       20,000         42,096
  Nippon Meat Packers, Inc., Osaka.....................        2,000         24,399
  Nippon Oil Co., Ltd..................................       17,000         86,168
  Nippon Sheet Glass Co., Ltd..........................        4,000         14,811
  Nippon Shinpan Co., Ltd..............................        6,000         20,722
  Nisshin Steel Co., Ltd...............................       12,000         29,897
  Nisshinbo Industries, Inc............................        3,000         25,541
  Nittetsu Mining Co., Ltd.............................        2,000         14,656
  *Nitto Boseki Co., Ltd...............................        7,000         23,153
  #Noritz Corp.........................................        1,000         11,340
  Pioneer Electronic...................................        2,000         49,485
  #San In Godo Bank, Ltd...............................        3,000         22,345
  Sankyo Aluminum Industry Co., Ltd....................        3,000         10,438
  #Sanyo Electric......................................       27,000        113,892
  *Seino Transportation Co., Ltd.......................        2,000         21,649
  Seksui House.........................................       10,000         97,938
  #Shiga Bank, Ltd.....................................        4,000         19,278
  Shinmaywa Industries, Ltd............................        2,000         14,124
  Shionogi & Co., Ltd..................................        3,000         22,294
  Shiseido Co., Ltd....................................        4,000         58,419
  Sumitomo Corp........................................       15,000        132,732
  Sumitomo Realty & Development Co., Ltd...............        7,000         55,026
  #Taisei Corp.........................................       14,000         60,017
  Teijin, Ltd..........................................        4,000         16,873
  Toda Corp............................................        4,000         25,773
  #Tokyo Sowa Bank.....................................        4,000         14,261
  Tokyo Steel Manufacturing Co., Ltd...................        1,500         18,557
  Tokyo Style Co., Ltd.................................        1,000         13,832
  Tokyo Tatemono Co., Ltd..............................        4,000         21,065
  Toyo Engineering Corp................................        3,000         13,402
  Toyo Seikan Kaisha, Ltd..............................        2,100         40,052
  #Toyo Trust & Banking Co., Ltd.......................       11,000         78,153

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Toyota Tsusho Corp...................................        4,000   $     23,333
  Victor Co. of Japan, Ltd.............................        2,000         22,337
  Yakult Honsha Co., Ltd...............................        2,000         21,649
  Yamaguchi Bank.......................................        2,000         28,866
  Yamaichi Securities Co., Ltd.........................       12,000         34,021
  Yamato Kogyo Co., Ltd................................        2,000         19,759
  #Yasuda Trust & Banking Co., Ltd.....................       13,000         39,089
  Yokogawa Electric Corp...............................        3,000         24,871
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,413,615)....................................                   5,085,253
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.5%)
  *Japanese Yen
    (Cost $243,895)....................................                     243,685
                                                                       ------------
TOTAL -- JAPAN
  (Cost $5,657,510)....................................                   5,328,938
                                                                       ------------
UNITED KINGDOM -- (20.9%)
COMMON STOCKS -- (19.9%)
  ASDA Group P.L.C.....................................       18,900         36,937
  Abbey National P.L.C.................................        4,000         57,479
  Allied Domecq P.L.C..................................        8,000         58,099
  Anglian Water P.L.C..................................        2,100         23,425
  Arjo Wiggins Appleton P.L.C..........................        5,400         14,717
  Associated British Foods P.L.C.......................        7,000         64,831
  BAA P.L.C............................................        8,073         70,158
  BG P.L.C.............................................       39,000        130,160
  Barclays P.L.C.......................................        4,500         87,063
  Bass P.L.C...........................................        8,800        113,888
  British Land Co. P.L.C...............................        3,500         34,186
  British Steel P.L.C..................................       16,300         40,568
  British Telecommunications P.L.C.....................       42,000        303,307
  Burton Group P.L.C...................................       18,700         40,971
  *Capital Shopping Centres P.L.C......................        4,000         26,504
  *Centrica P.L.C......................................       30,000         31,334
  Commercial Union P.L.C...............................        6,174         69,020
  General Accident P.L.C...............................        4,500         66,427
  Great Universal Stores P.L.C.........................       10,100        106,646
  *Greenalls Group P.L.C...............................        3,000         23,036
  Guardian Royal Exchange P.L.C........................        7,361         33,577
  Guinness P.L.C.......................................       15,000        139,046
  Hyder P.L.C..........................................        1,614         21,349
  Imperial Chemical Industries P.L.C...................        6,300         83,538
  LaPorte P.L.C........................................        2,000         21,445
  Ladbroke Group P.L.C.................................       12,787         47,997
  Lasmo P.L.C..........................................        8,700         34,786
  Lonrho P.L.C.........................................        6,237         13,792
  National Power P.L.C.................................        6,000         54,003
  National Westminster Bank P.L.C......................       16,729        202,988
  Pilkington P.L.C.....................................        7,916         16,213
  Powergen P.L.C.......................................        6,000         68,299
  RMC Group P.L.C......................................        2,000         29,702
  Redland P.L.C........................................        4,110         21,967
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....       10,103         75,763
  Safeway P.L.C........................................       10,000         58,670
  Sainsbury (J.) P.L.C.................................       16,090         91,775
  Scottish & Newcastle P.L.C...........................        6,000         68,544
  Sears P.L.C..........................................       12,100         15,205
  Severn Trent P.L.C...................................        3,045         38,662
  Shell Transport & Trading Co., P.L.C.................        7,500        147,370
  *Slough Estates P.L.C................................        4,000         20,563
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Tarmac P.L.C........................................       10,000   $     20,726
  Tate & Lyle P.L.C....................................        4,000         29,409
  Tesco P.L.C..........................................       14,266         87,424
  Thames Water P.L.C...................................        2,840         31,819
  Unilever P.L.C.......................................        5,300        141,551
  United Utilities P.L.C...............................        4,419         50,447
  Whitbread P.L.C......................................        4,200         54,321
  Yorkshire Water P.L.C................................        3,016         18,483
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,619,429)....................................                   3,138,190
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.0%)
  *British Pound Sterling
    (Cost $156,365)....................................                     155,602
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $2,775,794)....................................                   3,293,792
                                                                       ------------
GERMANY -- (9.5%)
COMMON STOCKS -- (8.9%)
  #BASF AG.............................................        4,000        147,455
  #BHF Bank AG.........................................        1,000         27,794
  Bankgesellschaft Berlin AG...........................        2,700         61,852
  #Bayerische Hypotheken und Wechselbank AG............        3,300        104,754
  Bayerische Vereinsbank AG............................        3,520        144,796
  Berliner Kraft & Licht Bewag AG......................        1,000         23,405
  *#Commerzbank AG.....................................        2,000         58,748
  #Deutsche Bank AG....................................        6,500        360,181
  #Deutsche Lufthansa AG...............................        4,100         65,279
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....          500         29,403
  #Dresdner Bank AG, Frankfurt.........................        2,900        101,475
  Man AG, Muechen......................................          100         28,613
  Siemens AG...........................................        1,700         95,823
  Vereins & Westbank AG................................          112         24,248
  #Volkswagen AG.......................................          200        129,198
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,172,561)....................................                   1,403,024
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
  *German Marks
    (Cost $88,663).....................................                      88,518
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,261,224)....................................                   1,491,542
                                                                       ------------
FRANCE -- (7.5%)
COMMON STOCKS -- (6.9%)
  AGF (Assurances Generales de France SA)..............        2,000         60,811
  Banque Nationale de Paris............................        3,100        127,287
  Compagnie de Suez SA.................................        1,124         56,901
  Elf Aquitaine........................................        1,609        160,844
  Eridania Beghin-Say SA...............................          200         27,997
  *Euro Disney SCA.....................................       11,400         17,874
  Financiere de Paribas SA Series A....................        1,846        117,694
  #Groupe Danone.......................................          500         75,277
  LaFarge Coppee SA....................................          708         45,262
  Peugeot SA...........................................          400         39,570
  #Rhone-Poulenc SA Series A...........................        1,125         36,447
  Saint Louis (SLB)....................................          100         23,060
  Saint-Gobain.........................................          607         83,394
  #Societe Generale Paris..............................          710         77,741

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Thomson-CSF.........................................          900   $     25,650
  UAP SA...............................................        4,830        117,403
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,038,972)....................................                   1,093,212
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
  *French Francs
    (Cost $88,683).....................................                      88,137
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,127,655)....................................                   1,181,349
                                                                       ------------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.2%)
  Baloise Holding, Basel...............................           25         54,966
  Banque Cantonale Vaudois.............................          110         27,762
  #Credit Suisse Holding, Zuerich (Namen)..............          800        100,530
  Julius Baer Holding AG, Zuerich......................           20         27,501
  *Oerlikon-Buehrle Holding AG, Zuerich................          500         57,971
  Pargesa Holding SA, Geneve...........................           50         63,627
  SBG (Schweizerische Bankgesellschaft)................          390        427,911
  SBV (Schweizerischer Bankverein) (Namen).............          300         72,428
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................           10         30,046
  Schindler Holding AG, Hergiswil......................           25         32,167
  Sulzer AG, Winterthur................................           50         39,378
  *Swissair Schweizerische Luftverkehr AG, Zuerich.....           50         50,972
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $805,867)......................................                     985,259
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swiss Francs
    (Cost $9,188)......................................                       9,426
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $815,055)......................................                     994,685
                                                                       ------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
  ABN Amro Holding NV..................................        5,412        100,170
  DSM NV...............................................          515         51,151
  Fortis Amev NV.......................................        2,321         95,478
  Heineken Holding NV Series A.........................          500         73,305
  Ing Groep NV.........................................        2,958        130,935
  KLM (Koninklijke Luchtvaart Mij NV)..................        1,828         52,896
  Koninklijke Hoogovens NV.............................          724         36,162
  Koninklijke KNP BT...................................        1,500         30,970
  Philips Electronics NV...............................        2,800        153,431
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $523,886)......................................                     724,498
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $1,054)......................................                       1,061
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
  *ABN Amro Holding NV Rights..........................        1,353   $          0
  *Ing Groep NV Rights 06/06/97........................           10              7
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           7
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $524,940)......................................                     725,566
                                                                       ------------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
  Amoy Properties, Ltd.................................       40,000         45,443
  Chinese Estates Holdings, Ltd........................       24,645         24,976
  *Evergo China Holdings, Ltd..........................        3,838            550
  #Great Eagle Holdings, Ltd...........................        7,177         25,387
  Hang Lung Development Co., Ltd.......................       12,000         23,005
  #Hongkong & Shanghai Hotels, Ltd.....................       18,416         28,530
  #Hopewell Holdings, Ltd..............................       70,000         39,085
  Hysan Development Co., Ltd...........................       17,000         56,732
  #Paliburg Holdings, Ltd..............................       36,000         47,173
  #Sino Land Co., Ltd..................................       46,000         53,744
  Wharf Holdings, Ltd..................................       38,000        170,230
  Wheelock and Co., Ltd................................       34,000         83,178
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $482,156)......................................                     598,033
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $3,929)......................................                       3,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Hong Kong & Shanghai Hotels, Ltd. Warrants 12/10/98
    (Cost $0)..........................................        1,416            278
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $486,085)......................................                     602,239
                                                                       ------------
AUSTRALIA -- (3.2%)
COMMON STOCKS -- (3.0%)
  *Amcor, Ltd..........................................        4,441         29,465
  Australia & New Zealand Banking Group, Ltd...........        6,048         41,464
  Boral, Ltd...........................................        8,148         26,035
  *CRA, Ltd............................................        3,212         52,740
  #CSR, Ltd............................................        8,813         32,394
  #Commonwealth Bank of Australia......................        6,520         70,182
  MIM Holdings.........................................       11,464         17,135
  #National Australia Bank, Ltd........................        5,695         81,562
  News Corp., Ltd......................................       11,719         52,102
  #Westpac Banking Corp................................       11,200         60,898
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $399,721)......................................                     463,977
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Australian Dollar
    (Cost $29,111).....................................                      28,965
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $428,832)......................................                     492,942
                                                                       ------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
  Banca Commerciale Italiana SpA.......................       26,000         51,189
  *Banca di Roma.......................................       60,000         42,718
  Credito Italiano.....................................       20,000         29,754

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Fiat SpA............................................       66,000   $    216,441
  Ifil Finanziaria Partecipazioni SpA, Torino..........        8,000         23,567
  *Ing Olivetti & C SpA, Ivrea.........................       25,000          7,276
  #Istituto Bancario San Paolo Torino SpA..............       14,500         91,208
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...        5,000         29,090
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $497,991)......................................                     491,243
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $53).........................................                          53
                                                                       ------------
TOTAL -- ITALY
  (Cost $498,044)......................................                     491,296
                                                                       ------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Avesta Sheffield AB..................................        2,000         21,828
  *Diligentia AB.......................................          560          6,401
  Mo Och Domsjoe AB Series B...........................          800         24,798
  Naeckebro AB.........................................          110          1,463
  Skandinaviska Enskilda Banken Series A...............        5,600         57,862
  Stora Kopparbergs Bergslags AB Series A..............        2,900         42,887
  Svenska Cellulosa AB Series B........................        1,300         27,285
  #Svenska Handelsbanken Series A......................        2,400         64,165
  Swedish Match AB (Frueher Svenska Taendsticks AB)....          900          2,929
  Volvo AB Series A....................................        2,400         66,645
  Volvo AB Series B....................................        3,200         88,654
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $317,118)......................................                     404,917
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $5,642)......................................                       5,675
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Volvo AB Series A Rights 06/11/97
    (Cost $0)..........................................        5,600          1,497
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $322,760)......................................                     412,089
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Banco Central Hispanoamericano SA....................        2,600         83,880
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A..................................................        3,920         34,158
  #Iberdrola SA........................................       17,400        211,182
  #Sevillana de Electricidad SA........................        3,843         36,809
  #Union Electrica Fenosa SA...........................        4,000         35,408
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $317,275)......................................                     401,437
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $1,308)......................................                $      1,242
                                                                       ------------
TOTAL -- SPAIN
  (Cost $318,583)......................................                     402,679
                                                                       ------------
MALAYSIA -- (2.4%)
COMMON STOCKS -- (2.3%)
  Berjaya Group Berhad.................................       15,000         19,841
  Berjaya Leisure Berhad...............................       11,000         29,582
  Golden Hope Plantations Berhad.......................       15,000         25,578
  Kuala Lumpur Kepong Berhad...........................       10,000         25,896
  Malaysian Airlines System............................       13,000         30,040
  Malaysian Industrial Development Finance Berhad......       11,000         15,952
  Renong Berhad........................................       17,000         24,382
  Tan Chong Motor Holdings Berhad......................       10,000         18,645
  Tenaga Nasional Berhad...............................       36,000        164,940
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $383,700)......................................                     354,856
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts
    (Cost $24,003).....................................                      24,012
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $407,703)......................................                     378,868
                                                                       ------------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.4%)
  Banque Bruxelles Lambert.............................          100         26,971
  Bekaert SA...........................................          100         59,132
  CMB (Cie Martime Belge)..............................          300         20,590
  Cofinimmo SA.........................................          200         21,384
  Electrafina SA.......................................          200         20,193
  #Generale de Belgique SA.............................          500         46,086
  #Groupe Bruxelles Lambert SA, Bruxelles..............          200         31,878
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $207,810)......................................                     226,234
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
  *Belgian Francs
    (Cost $60,344).....................................                      59,994
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $268,154)......................................                     286,228
                                                                       ------------
SINGAPORE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Neptune Orient Lines, Ltd............................       23,000         20,770
  Singapore Land, Ltd..................................        9,000         45,992
  #Straits Steamship Land, Ltd.........................       17,000         50,697
  United Industrial Corp., Ltd.........................       43,000         34,918
  United Overseas Land, Ltd............................       12,000         18,817
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $184,649)......................................                     171,194
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $89).........................................                          88
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $184,738)......................................                     171,282
                                                                       ------------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)....................................  $       679   $    679,000
                                                                       ------------
TOTAL INVESTMENTS -- (107.5%)
  (Cost $15,756,077)++.................................                  16,932,495
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-7.5%)
 Other Assets..........................................                     187,336
 Payable for Investment Securities Purchased...........                  (1,357,000)
 Other Liabilities.....................................                      (8,565)
                                                                       ------------
                                                                         (1,178,229)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,356,804
  Outstanding $.01 Par Value Shares
  (100,000,000 Shares Authorized)......................                $ 15,754,266
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      11.61
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (31.1%)
COMMON STOCKS -- (31.1%)
  Achilles Corp........................................        6,000   $     16,753
  Aica Kogyo Co., Ltd..................................        3,000         15,979
  Aichi Tokei Denki Co., Ltd...........................        3,000         12,139
  Aida Engineering, Ltd................................        3,000         21,443
  *Akai Electric Co., Ltd..............................        9,000         29,845
  Amada Metrecs Co., Ltd...............................        3,000         30,155
  #Arai-Gumi, Ltd......................................        1,200          7,711
  Asahi Kogyosha Co., Ltd..............................        3,000         12,500
  Asahi Organic Chemicals Industry Co., Ltd............        3,000         15,593
  Ashimori Industry Co., Ltd...........................        3,000         10,825
  *Asics Corp..........................................        7,000         14,433
  *#Bank of Osaka, Ltd.................................        9,000         17,397
  #CKD Corp............................................        2,000         13,488
  CMK Corp.............................................        2,000         25,430
  *Central Finance Co., Ltd............................        4,000          9,210
  *Central Glass Co., Ltd..............................        7,000         20,387
  #Chiba Kogyo Bank, Ltd...............................          800         22,612
  *#Chori Co., Ltd.....................................        5,000         15,936
  Chukyo Sogo Bank, Ltd................................        5,000         20,060
  #Daido Hoxan, Inc....................................        4,000         14,433
  *Daiei OMC, Inc......................................        9,000         22,577
  Daisan Bank, Ltd.....................................        4,000         19,588
  *Daiwa Danchi Co., Ltd...............................        5,000         19,802
  *Daiwabo Co., Ltd....................................        8,000         24,811
  Ehime Bank, Ltd......................................        5,000         25,301
  France Bed Co., Ltd..................................        4,000         21,409
  *Fuji Kosan Co., Ltd.................................        6,000         13,454
  Fuji Kyuko Co., Ltd..................................        5,000         22,337
  Fuji Oil Co., Ltd....................................        3,000         20,103
  Fuji Spinning Co., Ltd., Tokyo.......................        4,000         14,605
  #Fujiko Co., Ltd.....................................        4,000          8,488
  *Fujitsu General, Ltd................................        4,000         26,117
  *Furukawa Battery Co., Ltd...........................        3,000         12,500
  Gakken Co., Ltd......................................        3,000         15,077
  *Godo Steel, Ltd.....................................        6,000         21,495
  *Hitachi Seiki Co., Ltd..............................        4,000         11,581
  Hokkaido Gas Co., Ltd................................        4,000         11,856
  Hokuriku Electric Industry Co., Ltd..................        4,000         16,048
  Howa Machinery, Ltd..................................        5,000         13,144
  Ichikoh Industries, Ltd..............................        4,000         14,605
  Iwasaki Electric Co., Ltd............................        4,000         15,189
  Iwatsu Electric Co., Ltd.............................        3,000          9,948
  JDC Corp.............................................        6,000         10,567
  *#Japan Aviation Electronics Industry, Ltd...........        3,000         22,294
  *Japan Coated Paper Manufacturing Co., Ltd...........        3,000          7,088
  Japan Paper Industry Co., Ltd........................        3,000          9,485
  Japan Pulp and Paper Co., Ltd........................        5,000         18,986
  #Japan Transcity Corp................................        3,000         14,046
  Japan Vilene Co., Ltd................................        3,000         12,732
  Joshin Denki Co., Ltd................................        2,000         20,103
  Kagome Co., Ltd......................................        3,000         18,557
  *Kansai Kisen Kaisha.................................        9,000         12,603

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Kanto Auto Works, Ltd., Yokosuka.....................        3,000   $     18,041
  Kanto Denka Kogyo Co., Ltd...........................        4,000         21,478
  Kawada Industries, Inc...............................        2,000          8,591
  Kawai Musical Instruments Manufacturing Co., Ltd.....        5,000         16,108
  #Keiyo Co., Ltd......................................        2,000         17,027
  *Kenwood Corp........................................        5,000         22,380
  Kokusai Kogyo Co., Ltd...............................        2,000         15,498
  Komatsu Forklift Co., Ltd............................        3,000         16,263
  Kosei Securities Co., Ltd............................        4,000         14,192
  Kyodo Shiryo Co., Ltd................................        5,000         11,383
  #Kyushu Bank, Ltd....................................        4,000         15,567
  #Life Corp...........................................        2,000         14,863
  #Makino Milling Machine Co., Ltd.....................        4,000         32,474
  Marudai Food Co., Ltd................................        5,000         21,692
  *Maruyama Manufacturing Co., Inc.....................        3,000          9,665
  Matsuo Bridge Co., Ltd...............................        3,000         10,309
  *Mitsubishi Shindoh Co., Ltd.........................        3,000         10,232
  *Mitsubishi Steel Manufacturing Co., Ltd.............        5,000         17,826
  Mitsui Construction Co., Ltd.........................        6,000         10,567
  #Mitsui High-Tec, Inc................................        1,000         23,625
  *Mitsui Mining Co., Ltd..............................        5,000         13,187
  Mitsuuroko Co., Ltd..................................        3,000         18,299
  *#Nagasakiya Co., Ltd. (Tokyo).......................        5,000         16,065
  Nakamuraya Co., Ltd..................................        3,000         13,428
  Nakayama Steel Works, Ltd............................        5,000         21,048
  #Nichias Corp........................................        4,000         15,464
  Nichiei Construction Co., Ltd........................        2,000         12,113
  *Nichimo Co., Ltd....................................        5,000         15,206
  Nichireki Co., Ltd...................................        2,000         12,921
  Nichiro Corp.........................................        5,000         14,003
  Nifco, Inc...........................................        2,000         19,588
  *Niigata Engineering Co., Ltd........................       14,000         24,656
  Nippon Beet Sugar Manufacturing Co., Ltd.............        5,000         18,256
  *#Nippon Carbon Co., Ltd.............................        5,000         16,753
  Nippon Chemi-Con Corp................................        5,000         25,215
  Nippon Chemical Industrial Co., Ltd..................        2,000         14,330
  *#Nippon Columbia Co., Ltd...........................        3,000         11,598
  #Nippon Concrete Industries Co., Ltd.................        3,000          9,768
  #Nippon Densetsu Kogyo Co., Ltd......................        2,000         14,605
  *Nippon Kasei Chemical Co., Ltd......................        5,000         12,113
  Nippon Shinyaku Co., Ltd.............................        3,000         25,773
  *Nippon Steel Chemical Co., Ltd......................        6,000         20,722
  Nippon Synthetic Chemical Industry Co., Ltd..........        3,000         10,490
  Nippon Thompson Co., Ltd.............................        3,000         24,278
  Nitsuko Corp.........................................        3,000         20,155
  Nittetsu Mining Co., Ltd.............................        3,000         21,985
  *Nitto Boseki Co., Ltd...............................        8,000         26,460
  #Noritz Corp.........................................        2,000         22,680
  OSG Corp.............................................        3,000         21,649
  *Odakyu Real Estate Co., Ltd.........................        4,000         14,055
  *Okasan Securities Co., Ltd..........................        7,000         18,222
  *#Pacific Metals Co., Ltd............................        7,000         20,326
  #Parco Co., Ltd......................................        2,000         15,979

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Prima Meat Packers, Ltd..............................        5,000   $      9,364
  Rasa Industries, Ltd.................................        3,000         18,686
  Rheon Automatic Machinery Co., Ltd...................        2,000         12,887
  #Ryobi, Ltd..........................................        5,000         18,900
  SXL Corp.............................................        3,000         18,351
  Sagami Co., Ltd......................................        3,000         16,495
  Sakai Chemical Industry Co., Ltd.....................        3,000         12,294
  Sakata Inx Corp......................................        3,000         17,294
  Sanyo Shokai, Ltd....................................        5,000         27,749
  Sanyo Special Steel Co., Ltd.........................        7,000         18,943
  #Sasebo Heavy Industries Co., Ltd., Tokyo............        7,000         15,455
  Seiko Corp...........................................        3,000         21,572
  Seiyo Food Systems, Inc..............................        3,000         23,119
  Shikoku Chemicals Corp...............................        3,000         12,113
  Shimizu Bank, Ltd....................................          400         24,399
  #Shinagawa Fuel Co., Ltd.............................        3,000         20,155
  Shindengen Electric Manufacturing Co., Ltd...........        3,000         29,381
  *#Showa Line, Ltd....................................       10,000         11,082
  #Sumitomo Construction Co., Ltd......................        6,000         12,887
  *Sumitomo Light Metal Industries, Ltd................       11,000         25,137
  #Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        2,000         12,423
  #TOC Co., Ltd........................................        2,000         22,509
  Taisei Rotec Corp....................................        3,000         10,619
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......        4,000         12,887
  Takasago International Corp..........................        3,000         18,041
  #Takashima & Co., Ltd................................        4,000         14,674
  Takiron Co., Ltd.....................................        3,000         13,918
  #Tasaki Shinju Co., Ltd..............................        2,000         13,918
  Toa Doro Kogyo Co., Ltd..............................        3,000          8,763
  *Toa Wool Spinning & Weaving Co., Ltd................        6,000         16,495
  Tochigi Bank, Ltd....................................        3,000         24,227
  Toenec Corp..........................................        3,000         16,237
  *#Tokai Kogyo Co., Ltd...............................        7,000         24,656
  #Tokai Rika Co., Ltd.................................        3,000         22,500
  Tokico, Ltd..........................................        4,000         12,749
  #Tokyo Kikai Seisak..................................        3,300         20,866
  Tokyo Rope Manufacturing Co., Ltd....................        4,000         13,299
  *Tokyo Securities Co., Ltd...........................        4,000          8,419
  *#Tokyo Tekko Co., Ltd...............................        3,000          8,479
  Tokyo Theatres Co., Inc., Tokyo......................        6,000         12,371
  Tonami Transportation Co., Ltd.......................        3,000         13,737
  *Toshiba Machine Co., Ltd............................        6,000         21,186
  Totoku Electric Co., Ltd., Tokyo.....................        3,000         15,129
  #Toyo Chemical Co., Ltd..............................        3,000         15,515
  *Toyo Electric Co., Ltd..............................        5,000         17,440
  Toyo Kohan Co., Ltd..................................        3,000         22,552
  Toyo Umpanki Co., Ltd................................        5,000         20,833
  *Unisia Jecs Corp....................................        3,000         13,969
  #Wakachiku Construction Co., Ltd.....................        4,000         15,464
  #Yomiuri Land Co., Ltd...............................        3,000         17,783
  Yondenko Corp........................................        2,000         14,519
  *Yuasa Corp..........................................        7,000         25,979
  #Zenchiku Co., Ltd...................................        4,000         11,134
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,065,059)....................................                   2,681,549
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $393)........................................                $        401
                                                                       ------------
TOTAL -- JAPAN
  (Cost $3,065,452)....................................                   2,681,950
                                                                       ------------
UNITED KINGDOM -- (14.9%)
COMMON STOCKS -- (13.4%)
  APV P.L.C............................................       15,000         25,826
  Ash & Lacy P.L.C.....................................        7,000         19,135
  *BSG International P.L.C.............................       13,300         22,031
  Bellway P.L.C........................................        4,000         21,934
  Bluebird Toys P.L.C..................................        5,000          8,731
  Bodycote International P.L.C.........................        3,000         36,475
  Bradstock Group P.L.C................................       21,000         26,390
  Brammer (H.) P.L.C...................................        1,880         20,833
  British Polythene Industries P.L.C...................        2,000         20,074
  Bulmer (H.P.) Holdings P.L.C.........................        2,002         17,072
  CRT Group P.L.C......................................        5,750         22,756
  Canadian Pizza P.L.C.................................       12,000         19,584
  Carpetright P.L.C....................................        4,000         29,605
  Cattles P.L.C........................................        5,400         26,659
  Courts P.L.C.........................................        2,320         21,203
  Davis Service Group P.L.C............................        6,666         28,775
  Dawson Group P.L.C...................................        4,000         13,121
  Dawson International P.L.C...........................       10,000         11,342
  Dewhirst Group P.L.C.................................        6,000         20,025
  Diploma P.L.C........................................        3,000         15,692
  Etam P.L.C...........................................        7,000         14,794
  *Euromoney Publications P.L.C........................          990         24,639
  *Forth Ports P.L.C...................................        2,000         19,421
  Greene King P.L.C....................................        2,000         21,102
  *HTV Group P.L.C.....................................        4,000         20,008
  Henderson P.L.C......................................        1,000         22,562
  Heywood Williams Group P.L.C.........................        5,000         17,911
  House of Fraser P.L.C................................        8,000         22,587
  How Group P.L.C......................................       29,000         28,160
  Ibstock P.L.C........................................       19,000         21,706
  Johnston Press P.L.C.................................        7,010         20,307
  MacFarlane Group Clansman P.L.C......................        6,000         16,059
  Mersey Docks & Harbour Co. P.L.C.....................        3,580         23,662
  Molins P.L.C.........................................        1,360         12,096
  *More Group P.L.C....................................        1,870         18,876
  *Oxford Molecular Group P.L.C........................        6,530         39,271
  Photo-Me International P.L.C.........................        6,000         12,240
  Polypipe P.L.C.......................................        8,000         30,159
  Quick Group P.L.C....................................        8,000         18,997
  Redrow Group P.L.C...................................       11,000         29,172
  Renishaw P.L.C.......................................        2,904         16,303
  SIG P.L.C............................................        4,300         21,965
  Senior Engineering Group P.L.C.......................       12,000         25,165
  Serco Group P.L.C....................................        2,400         27,711
  St. Modwen Properties P.L.C..........................       23,000         26,744
  Stanley Leisure Organisation P.L.C...................        4,000         20,008
  Staveley Industries P.L.C............................        6,000         17,087
  Swan Hill Group P.L.C................................       13,000         17,291
  T & S Stores P.L.C...................................        7,690         22,088
  Triplex Lloyd P.L.C..................................        7,404         19,817
  Vardon P.L.C.........................................        9,000         16,671
  Vitec Group P.L.C....................................        2,000         19,094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Vosper Thornycroft Holdings P.L.C...................        1,460   $     19,038
  Waddington (John) P.L.C..............................        3,980         18,057
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,089,360)....................................                   1,148,031
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.5%)
  *British Pound Sterling
    (Cost $132,113)....................................                     131,450
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $1,221,473)....................................                   1,279,481
                                                                       ------------
FRANCE -- (9.9%)
COMMON STOCKS -- (8.9%)
  Bertrand Faure SA....................................          714         33,152
  Bollore Technologies SA..............................          200         25,295
  But SA...............................................          400         21,691
  Canal Plus SA........................................           50          8,446
  Carbone Lorraine.....................................           80         18,572
  *Cardif SA...........................................          200         23,250
  DMC (Dollfus Mieg et Cie)............................          300          6,185
  *Damart SA...........................................           30         23,067
  Degremont............................................          300         22,089
  Filipacchi Medias SA.................................          100         21,587
  Fimalac SA...........................................          330         30,587
  Fonciere Lyonnaise SA................................          200         25,260
  GTM Entrepose........................................          500         25,979
  Gaumont..............................................          401         29,735
  *Groupe Andre SA.....................................          304         25,913
  Groupe du Louvre SA..................................          700         24,255
  Groupement pour le Financement de la Construction
    SA.................................................          300         28,170
  Guyenne et Gascogne SA...............................           60         18,399
  Havas Advertising SA.................................          203         21,524
  Legris Industries SA.................................          400         17,325
  *#Metaleurop SA......................................        1,500         16,944
  *Moulinex SA.........................................        1,440         33,655
  Reassurances SA (Francaise de).......................          130         33,108
  Rue Imperiale de Lyon................................           20         20,270
  *SAGA (Societe Anonyme de Gerance et d'Armement).....          300          4,418
  SAT SA (SA des Telecommunications)...................           57         15,307
  SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................          102         16,434
  *SGE (Societe Generale d'Enterprise SA)..............        1,000         21,050
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................          160         23,756
  Skis Rossignol SA....................................          648         14,258
  Sommer-Allibert SA...................................          900         28,690
  Strafor Facom SA.....................................          283         19,514
  Sylea SA.............................................          200         17,498
  Union Immob..........................................          300         22,817
  *Union Industrielle de Credit SA, Paris..............        1,364          5,908
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................          400         22,869
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $736,938)......................................                     766,977
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (1.0%)
  *French Francs
    (Cost $83,327).....................................                $     82,749
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *BCR Participations Warrants 05/15/99................          300            103
  *SAGA (Societe Anonyme de Gerance et d'Armement )
    Rights 06/02/97....................................          300            338
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $497)..........................................                         441
                                                                       ------------
TOTAL -- FRANCE
  (Cost $820,762)......................................                     850,167
                                                                       ------------
GERMANY -- (7.3%)
COMMON STOCKS -- (7.3%)
  *AGIV AG fuer Industrie & Verkehrswesen..............        1,700         31,235
  Aachener und Muenchener Versicherungs AG.............          100         35,693
  *Concordia Bau und Boden AG..........................          496          5,659
  *DLW AG..............................................          100         10,246
  DSL Holding AG.......................................          150         19,748
  Didier-Werke AG......................................          200         15,565
  Dyckerhoff & Widmann AG..............................          100         13,458
  Fag Kugelfischer Georg Schaeffer AG..................        1,250         23,040
  Felten & Guilleaume Energietechnik AG................          100          9,479
  Gerresheimer Glas AG.................................        1,000         16,489
  Goldschmidt AG.......................................           50         18,871
  Harpener AG..........................................          100         18,256
  Holsten-Brauerei AG, Hamburg.........................          100         21,358
  Horten AG............................................          200         27,853
  Iwka AG..............................................          100         27,384
  *Kali und Salz Beteiligungs AG.......................          200         18,958
  *Kaufhalle AG........................................          200         20,012
  *Kloeckner-Werke AG..................................          400         29,491
  *Linotype-Hell AG....................................          100          8,719
  Phoenix AG, Hamburg..................................        1,000         15,828
  Plettac AG...........................................           70         14,909
  Rheinboden Hypothekenbank AG.........................          100         17,145
  Rhoen Klinikum AG....................................          200         24,459
  #Salamander AG, Kornwesteim..........................          100         14,687
  *Schmalbach-Lubeca AG................................          140         31,785
  *Strabag AG..........................................          100          8,485
  Tarkett AG...........................................        1,200         28,016
  Verseidag AG.........................................          200         18,724
  WCM Beteiligungs und Grundbesitz AG..................        3,000         42,305
  *Walter AG...........................................          100         39,789
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $636,480)......................................                     627,646
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks
    (Cost $1,434)......................................                       1,431
                                                                       ------------
TOTAL -- GERMANY
  (Cost $637,914)......................................                     629,077
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
HONG KONG -- (6.0%)
COMMON STOCKS -- (5.2%)
  Asia Standard International Group, Ltd...............       56,000   $     20,243
  *China Aerospace International Holdings, Ltd.........       46,800         22,053
  China Motor Bus Co., Ltd.............................        1,600         16,112
  Dynamic Holdings, Ltd................................       92,000         27,911
  FPB Bank Holding Co., Ltd............................       50,000         26,465
  Four Seas Mercantile Holdings, Ltd...................       60,000         34,469
  *Goldlion Holdings, Ltd..............................       37,000         20,181
  Grande Holdings, Ltd.................................       28,000         13,194
  Great Wall Electronic International, Ltd.............      101,886         12,627
  JCG Holdings, Ltd....................................       28,000         22,412
  Ka Wah Bank, Ltd.....................................       56,227         42,827
  Li & Fung, Ltd.......................................       24,000         23,857
  #Liu Chong Hing Bank, Ltd............................       16,000         34,495
  #Oriental Press Group, Ltd...........................       68,000         23,264
  #Semi-Tech (Global) Co., Ltd.........................       14,307         23,642
  Shell Electric Manufacturing (Holdings) Co., Ltd.....       38,000         19,868
  Sime Darby Hong Kong, Ltd............................       20,000         23,496
  Tai Cheung Holdings, Ltd.............................       25,000         21,947
  Varitronix International, Ltd........................       10,000         18,268
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $375,252)......................................                     447,331
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
  *Hong Kong Dollars
    (Cost $65,961).....................................                      65,967
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Four Seas Mercantile Holdings, Ltd. Warrants
    09/30/98
    (Cost $0)..........................................       12,000          1,549
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $441,213)......................................                     514,847
                                                                       ------------
MALAYSIA -- (5.5%)
COMMON STOCKS -- (5.3%)
  Ban Hin Lee Bank Berhad..............................        6,000         26,056
  Bandar Raya Developments Berhad......................       11,000         14,900
  Batu Kawan Berhad....................................       10,500         23,008
  Chemical Co. of Malaysia Berhad......................        7,000         22,311
  Federal Flour Mills Berhad...........................        8,000         19,283
  *Gadek Capital Berhad................................        2,000          4,781
  Guinness Anchor Berhad...............................       11,000         24,103
  Hap Seng Consolidated Berhad.........................       11,000         27,171
  Ho Hup Construction Co. Berhad.......................        5,000         13,347
  IGB Corp. Berhad.....................................       18,000         17,354
  Kamunting Corp. Berhad...............................       29,000         20,797
  Kelang Container Terminal Berhad.....................        7,000         15,199
  Kemayan Corp. Berhad.................................       11,000         12,490
  *Kuala Lumpur Industries Holdings Berhad.............       12,000         14,151
  Landmarks Berhad.....................................       15,000         19,482
  Lion Land Berhad.....................................       23,000         22,267
  *MBF Land Berhad.....................................       30,000         19,960
  MCB Holdings Berhad..................................       25,000         25,598
  Malaysian Plantations Berhad.........................       15,000         20,319
  *Olympia Industries Berhad...........................       19,000         15,291
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Phileo Allied Berhad.................................       12,000   $     23,713
  *Promet Berhad.......................................       23,000         19,518
  Shangri-la Hotels (Malaysia) Berhad..................       16,000         16,765
  Westmont Land (Asia) Berhad..........................       12,600         18,072
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $453,761)......................................                     455,936
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Malaysian Ringetts
    (Cost $20,791).....................................                      20,799
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $474,552)......................................                     476,735
                                                                       ------------
AUSTRALIA -- (5.1%)
COMMON STOCKS -- (4.4%)
  *Aurora Gold, Ltd....................................       15,600         24,626
  Bank of Queensland, Ltd..............................        5,883         30,552
  #Caltex Australia, Ltd...............................        5,760         19,767
  Capral Aluminium, Ltd................................        7,591         27,497
  *Davids Limited......................................       15,156         14,332
  *Foodland Associated, Ltd............................        3,941         24,795
  Great Central Mines, Ltd.............................       10,161         19,759
  *Hudson Conway, Ltd..................................        2,235         22,072
  Iama, Ltd............................................       13,058         28,380
  *Incitec, Ltd........................................        4,361         22,349
  Jupiters, Ltd........................................        9,412         21,533
  Metal Manufactures, Ltd..............................        7,600         16,460
  PMP Communications, Ltd..............................        8,900         24,434
  Resolute, Ltd........................................       10,029         20,344
  *Savage Resources, Ltd...............................       20,242         19,759
  *Simsmetal, Ltd......................................        3,126         21,477
  Sons of Gwalia, Ltd..................................        4,089         17,122
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $348,972)......................................                     375,258
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
  *Australian Dollar
    (Cost $63,134).....................................                      62,821
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $412,106)......................................                     438,079
                                                                       ------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
  ACF Holding NV (Certificate).........................          800         12,305
  Ahrend NV............................................          618         39,149
  Cap Gemini NV........................................        2,100         73,905
  Grolsche NV..........................................          800         24,984
  Internatio-Mueller NV................................        1,200         38,665
  Koninklijke Frans Maas Groep NV......................          715         23,858
  Otra NV..............................................        1,000         16,632
  Schuttersveld Holding................................          617         28,148
  Twentsche Kabel Holding NV...........................          606         32,069
  Wegener NV...........................................          305         34,491
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $225,209)......................................                     324,206
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Ahrend NV Rights 06/19/97...........................          618            609
  *Internatio-Mueller NV Rights........................        1,200              0
  *Koninklijke Frans Maas Groep NV Rights 06/19/97.....          715            708

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Twentsche Kabel Holding Rights......................          606   $          0
  *Wegener NV Rights...................................          305              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,317
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $903)........................................                         904
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $226,112)......................................                     326,427
                                                                       ------------
SWITZERLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
  *Attisholz Holding AG, Attisholz.....................           24         10,214
  Danzas Holding AG, Basel.............................           20         19,837
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................          100         23,047
  Fischer (Georg) AG, Schaffhausen.....................           20         28,561
  Forbo Holding AG, Eglisau............................           51         21,273
  *Helvetia Patria Holding, St. Gallen.................           50         23,860
  Kraftwerk Laufenburg, Laufenburg.....................          100         18,522
  Phoenix Mecano AG, Stein am Rhein....................           50         26,688
  Porst Holding AG, Jegenstorf.........................           94         13,956
  Rieter Holding AG, Winterthur........................           80         26,016
  *Saurer AG, Arbon....................................           56         32,860
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           10         21,633
  Sika Finanz AG, Baar.................................           90         26,087
  *Von Roll Holding AG, Gerlafingen....................          759         15,132
  Zuercher Ziegeleien Holding, Zuerich.................           27         14,125
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $312,462)......................................                     321,811
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $1,867)......................................                       1,921
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $314,329)......................................                     323,732
                                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  *AGF Union y Fenix Seguros y Reaseguros SA...........        2,100         22,220
  Banco de Andalucia...................................          200         32,227
  Banco Zaragozano SA..................................        1,200         29,461
  Cementos Portland SA.................................          500         20,367
  Ebro Agricolas Compania de Alimentacion SA...........        1,700         32,566
  Europistas Concesionaria Espanola SA.................        2,300         18,530
  Fabricacion de Automoviles Renault de Espana SA......          800         16,597
  #GESA (Gas y Electricidad SA)........................          400         22,268
  *Huarte SA...........................................        2,000          2,766
  Prosegur Cia de Seguridad SA.........................        2,200         28,679
  Uralita SA...........................................        1,900         18,396
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        1,300         26,297
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $245,670)......................................                     270,374
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $911)........................................                $        934
                                                                       ------------
TOTAL -- SPAIN
  (Cost $246,581)......................................                     271,308
                                                                       ------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
  *Ansaldo Trasporti SpA...............................        7,000          6,529
  *Banca Toscana.......................................       11,000         19,644
  #Cartiere Burgo SpA..................................        4,000         23,331
  *Cia Assicuratrice Unipol SpA........................        6,000         15,904
  *Dalmine SpA.........................................       82,000         17,669
  Falck (Acciaierie & Ferriere Lombarde)...............        5,000         19,260
  Gewiss SpA...........................................        2,000         32,293
  *Impregilo SpA.......................................       19,000         13,842
  Magneti Marelli SpA..................................       15,000         23,909
  *Milano Assicurazioni SpA............................        5,000         10,951
  *Premafin Finanziaria SpA............................       37,000         10,703
  Previdente Cia Italiana Assicurazione SpA............        3,000         13,726
  Sorin Biomedica SpA..................................        7,500         23,909
  #Tecnost SpA.........................................        8,000         15,444
  #Vianini Lavori SpA..................................       10,000         15,054
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $296,422)......................................                     262,168
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $11).........................................                          11
                                                                       ------------
TOTAL -- ITALY
  (Cost $296,433)......................................                     262,179
                                                                       ------------
SINGAPORE -- (3.0%)
COMMON STOCKS -- (2.7%)
  Amtek Engineering, Ltd...............................       15,000         25,936
  Bukit Sembawang Estates, Ltd.........................        1,000         19,601
  Hitachi Zosen (Singapore), Ltd.......................       22,000         10,627
  Hotel Plaza, Ltd.....................................       25,000         14,963
  Kim Eng Holdings, Ltd................................       22,000         18,481
  Orchard Parade Holdings, Ltd.........................        8,000         18,033
  *Overseas Union Enterprise, Ltd......................        6,000         28,771
  Rothmans Industries, Ltd. Issue 95...................        5,000         26,776
  *Scotts Holdings, Ltd................................       25,000         20,126
  Shangri-la Hotel, Ltd................................        7,000         21,071
  Tuan Sing Holdings, Ltd..............................       44,000         16,325
  Van der Horst, Ltd...................................        4,000         11,201
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $247,773)......................................                     231,911
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
  *Singapore Dollars
    (Cost $29,039).....................................                      29,082
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $276,812)......................................                     260,993
                                                                       ------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  *Allgon AB Series B..................................        1,400         20,794
  Catena AB Series A...................................        1,700         22,067
  #Celsius Industrier AB Series B......................        1,400         27,123
  *Enator AB...........................................        1,400         27,304

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Foereningsbanken AB Series A.........................       10,400   $     55,744
  #Garphyttan Industrier AB............................        1,400         17,087
  Marieberg Tidnings AB Series A.......................        1,400         35,260
  Rottneros Bruk AB....................................       11,700         13,147
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $160,745)......................................                     218,526
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $2,102)......................................                       2,090
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $162,847)......................................                     220,616
                                                                       ------------
SOUTH KOREA -- (1.4%)
COMMON STOCKS -- (1.4%)
  Daelim Industrial Co., Ltd...........................        1,071         10,957
  Hankuk Paper Manufacturing Co., Ltd..................          500         12,648
  Hanmi Pharmaceutical Co., Ltd........................          714         34,596
  Kumho Electric Co., Ltd..............................          330         10,388
  Pang Rim Spinning....................................          300         13,997
  Se Poong Corp........................................        1,224         14,173
  *Ssangyong Investment Securities Co., Ltd............        1,020          9,575
  Union Steel Manufacturing Co., Ltd...................          200         15,514
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $160,379)......................................                     121,848
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won
    (Cost $58).........................................                          58
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $160,437)......................................                     121,906
                                                                       ------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA............................          120         24,606
  CMB (Cie Martime Belge)..............................          300         20,590
  Cofinimmo SA.........................................          200         21,384
  *Immobel (Cie Immobiliere de Belgique SA)............          200         14,974
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $81,709).......................................                      81,554
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $1,814)......................................                       1,795
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $83,523).......................................                      83,349
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------

NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
  Fernz Corp., Ltd.....................................        6,407   $     22,707
  Ports of Auckland....................................        5,962         26,720
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $47,576).......................................                      49,427
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $371)........................................                         370
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $47,947).......................................                      49,797
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99)
    (Cost $190,000)....................................  $       190        190,000
                                                                       ------------
TOTAL INVESTMENTS -- (104.3%)
  (Cost $9,078,493)++..................................                   8,980,643
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-4.3%)
    Other Assets.......................................                     359,953
    Payable for Investment Securities Purchased........                    (721,023)
    Other Liabilities..................................                      (6,572)
                                                                       ------------
                                                                           (367,642)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 868,834
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $  8,613,001
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $       9.91
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (40.1%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98...................................  $       170   $    169,810
Associates Corp. of North America Corporate Bonds
    8.350%, 12/23/98...................................          300        309,570
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................          300        300,000
Canada (Government of) Bonds
    6.400%, 09/10/98...................................          160        160,800
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98...................................          150        149,438
Colgate-Palmolive Co. Medium Term Notes
    6.630%, 02/16/98...................................          160        160,880
FCC National Bank Medium Term Notes
    6.000%, 04/02/98...................................          150        150,104
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................          200        203,000
General Electric Capital Corp. Medium Term Notes
    7.950%, 02/02/98...................................          150        152,151
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................          300        301,125
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................          250        254,950
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98...................................          150        152,813
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................          240        250,200
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98...................................          150        149,851
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    8.500%, 02/15/98...................................          150        152,625
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99...................................          250        248,750
Norwest Financial, Inc. Medium Term Notes
    6.230%, 09/01/98...................................          250        250,947
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98...................................          150        150,000
Paccar Financial Corp. Medium Term Notes
    7.350%, 02/02/98...................................          180        181,984
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................          170        170,663

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98...................................  $       150   $    151,693
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................          250        247,435
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98...................................          150        149,209
                                                                       ------------
TOTAL BONDS
  (Cost $4,563,296)....................................                   4,567,998
                                                                       ------------
COMMERCIAL PAPER -- (31.4%)
AI Credit Corp. C.P.
    5.570%, 07/21/97...................................          300        297,582
Barton Capital Corp. C.P.
    5.630%, 08/01/97...................................          300        297,065
BellSouth Capital Funding C.P.
    5.540%, 06/06/97...................................          300        299,676
Caisse des Depots et Consignments C.P.
    5.630%, 07/14/97...................................          300        297,911
Delaware Funding Corp. C.P.
    5.570%, 06/16/97...................................          300        299,213
Enterprise Funding Corp. C.P.
    5.600%, 06/16/97...................................          300        299,220
Glaxo Wellcome PLC C.P.
    5.580%, 07/07/97...................................          300        298,227
McKenna Triangle National Corp. C.P.
    5.600%, 07/07/97...................................          300        298,236
Sheffield Receivables Corp. C.P.
    5.600%, 07/15/97...................................          300        297,861
Sigma Finance Corp. C.P.
    5.650%, 07/14/97...................................          300        297,911
St. Michael Finance Ltd. C.P.
    5.570%, 06/16/97...................................          300        299,212
Union Bank of Switzerland C.P.
    5.600%, 06/02/97...................................          300        299,859
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $3,582,998)....................................                   3,581,973
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (17.5%)
U.S. Treasury Notes
    6.125%, 03/31/98...................................          150        150,411
    5.875%, 10/31/98...................................          200        199,520
    5.500%, 11/15/98...................................          200        198,430
    5.625%, 11/30/98...................................          200        198,772
    5.750%, 12/31/98...................................          500        497,590
    5.875%, 01/31/99...................................          250        249,057
    6.375%, 04/30/99...................................          300        300,909
    6.250%, 05/31/99...................................          200        200,110
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,998,718)....................................                   1,994,799
                                                                       ------------
AGENCY OBLIGATIONS -- (7.9%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................          150        152,121

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
Federal Home Loan Bank
    5.715%, 03/20/98...................................  $       150   $    149,736
    5.100%, 01/26/99...................................          300        295,056
Student Loan Marketing Association
    7.000%, 03/03/98...................................          150        151,200
    6.250%, 06/30/98...................................          150        150,376
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $898,188)......................................                     898,489
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (1.4%)
Inter-American Development Bank (Cost $156,258)
    9.450%, 09/15/98...................................          150        156,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.3%)
  (Cost $11,199,458)++.................................                  11,199,259
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.7%)
 Other Assets..........................................                     401,228
 Payable for Investment Securities Purchased...........                    (199,766)
 Other Liabilities.....................................                      (6,610)
                                                                       ------------
                                                                            194,852
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,132,395
  Outstanding $.01 Par Value Shares
  (100,000,000 Shares Authorized)......................                $ 11,394,111
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.06
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                         FACE
                                       AMOUNT@           VALUE+
                                     ------------  ------------
                                        (000)
CANADA -- (20.6%)
BONDS -- (20.6%)
British Columbia (Province of)
   7.750%, 06/16/03................          250   $    194,728
Canada (Government of)
   7.250%, 06/01/03................          400        306,380
General Electric Capital Canada,
  Inc.
   6.875%, 12/31/01................          250        186,835
Kansai International Airport Co.,
  Ltd.
   8.000%, 07/02/03................          200        155,956
SNCF (Societe Nationale des Chemins
  de Fer Francaise)
   9.250%, 12/20/01................          200        161,923
Toyota Credit Canada Inc.
   7.375%, 12/31/01................          100         76,110
Toyota Credit Canada, Inc.
   8.000%, 12/29/00................          200        155,189
                                                   ------------
TOTAL BONDS
  (Cost $1,265,051)................                   1,237,121
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $65)......................                          65
                                                   ------------
TOTAL -- CANADA
  (Cost $1,265,116)................                   1,237,186
                                                   ------------
FRANCE -- (17.7%)
BONDS -- (17.7%)
Caisse d'Amortissement et de Dette
  Sociale
   5.500%, 04/25/02................          800        142,121
European Investment Bank
   8.500%, 02/20/02................        1,500        299,246
France (Government of)
   8.500%, 04/25/03................          600        121,590
   6.750%, 10/25/03................          500         93,339
France (Government of) BTAN
   4.750%, 03/12/02................        1,000        172,800
Regie Autonome des Transports
  Parisiens SA
   6.000%, 09/24/03................          800        143,243
Suedwestdeutsche Landesbank Giro &
  Suedwestlb Capital Markets P.L.C.
   6.000%, 03/08/02................          500         90,523
                                                   ------------
TOTAL -- FRANCE
  (Cost $1,095,624)................                   1,062,862
                                                   ------------
JAPAN -- (17.5%)
BONDS -- (17.5%)
Asian Development Bank
   5.000%, 02/05/03................       14,000        138,076
Austria (Republic of)
   6.250%, 10/16/03................       13,000        136,969
Credit Local de France SA
   6.000%, 10/31/01................        9,000         90,271

                                         FACE
                                       AMOUNT@           VALUE+
                                     ------------  ------------
                                        (000)

Deutsche Siedlungs Landesrentenbank
   2.600%, 07/10/02................       32,000   $    282,199
Inter-American Development Bank
   6.000%, 10/30/01................       25,000        251,718
Japan Development Bank
   6.500%, 09/20/01................       15,000        153,350
                                                   ------------
TOTAL -- JAPAN
  (Cost $1,055,220)................                   1,052,583
                                                   ------------
GERMANY -- (15.1%)
BONDS -- (15.1%)
Germany (Republic of)
   8.000%, 01/21/02................          550        363,599
LB Rheinland-Pfalz Finance BV
   5.375%, 02/12/02................          300        179,315
Minnesota Mining and Manufacturing
  Co.
   5.000%, 10/15/01................          300        177,542
World Bank (International Bank for
  Reconstruction and Development)
   6.125%, 09/27/02................          300        184,318
                                                   ------------
TOTAL BONDS
  (Cost $983,109)..................                     904,774
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $2).......................                           2
                                                   ------------
TOTAL -- GERMANY
  (Cost $983,111)..................                     904,776
                                                   ------------
AUSTRALIA -- (7.6%)
BONDS -- (7.6%)
ABN-Amro Australia, Ltd.
   8.250%, 11/03/00................          200        158,926
Queensland Treasury Corp.
   8.000%, 05/14/03................          150        118,852
State Bank of New South Wales
   11.750%, 08/16/01...............          200        177,549
                                                   ------------
TOTAL -- AUSTRALIA
  (Cost $457,886)..................                     455,327
                                                   ------------
NETHERLANDS -- (4.7%)
BONDS -- (4.7%)
Bank Nederlandse Gemeenten
   7.625%, 12/16/02................          250        145,269
Netherlands (Kingdom of)
   5.750%, 09/15/02................          250        134,906
                                                   ------------
TOTAL BONDS
  (Cost $291,910)..................                     280,175
                                                   ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $81)......................                          82
                                                   ------------
TOTAL -- NETHERLANDS
  (Cost $291,991)..................                     280,257
                                                   ------------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                         FACE
                                       AMOUNT@           VALUE+
                                     ------------  ------------
                                        (000)
UNITED KINGDOM -- (4.5%)
BONDS -- (4.5%)
Nippon Telegraph & Telephone Corp.
   10.875%, 05/10/01...............           75   $    136,354
Oesterreichische Kontrollbank AG
   9.250%, 07/15/02................           75        131,580
                                                   ------------
TOTAL -- UNITED KINGDOM
  (Cost $249,677)..................                     267,934
                                                   ------------
UNITED STATES -- (3.0%)
U.S. TREASURY OBLIGATIONS -- (3.0%)
U.S. Treasury Notes
   6.875%, 03/31/00................          180        182,362
TEMPORARY CASH INVESTMENTS --
  (5.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 5.25%, 06/02/97
   (Collateralized by U.S. Treasury
   Notes 6.00%, 08/15/99)..........          334        334,000
                                                   ------------
TOTAL INVESTMENTS -- (96.3%)
  (Cost $5,915,561)++..............                   5,777,287
                                                   ------------
OTHER ASSETS AND LIABILITIES --
  (3.7%)
 Other Assets......................                     276,105
 Unrealized Gain on Forward
   Currency Contracts..............                      31,036
 Liabilities.......................                     (84,878)
                                                   ------------
                                                        222,263
                                                   ------------
 NET ASSETS -- (100.0%) Applicable
   to 576,274 Outstanding $.01 Par
   Value Shares (100,000,000 Shares
   Authorized).....................                $  5,999,550
                                                   ------------
                                                   ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......                $      10.41
                                                   ------------
                                                   ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                             VA SMALL     VA LARGE    VA INTERNATIONAL
                                                                               VALUE        VALUE           VALUE
                                                                             PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                                            -----------  -----------  -----------------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of $0, $0 and $15,
      respectively).......................................................   $      58    $     176       $     150
    Interest..............................................................          10           13              15
    Income from Securities Lending........................................          --           --               7
                                                                            -----------  -----------          -----
        Total Investment Income...........................................          68          189             172
                                                                            -----------  -----------          -----

EXPENSES
    Investment Advisory Services..........................................          25           20              25
    Accounting & Transfer Agent Fees......................................           7           10               9
    Custodians' Fees......................................................           1            1               8
    Legal Fees............................................................           1            1               1
    Audit Fees............................................................          --            1               1
    Filing Fees...........................................................          --            1               1
    Shareholders' Reports.................................................           1            3               3
    Directors' Fees and Expenses..........................................          --            1              --
    Organization Costs....................................................           1            3               2
    Other.................................................................           1            1               1
                                                                            -----------  -----------          -----
        Total Expenses....................................................          37           42              51
                                                                            -----------  -----------          -----
    NET INVESTMENT INCOME.................................................          31          147             121
                                                                            -----------  -----------          -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
    Net Realized Gain on Investment Securities............................         281          427              80
    Net Realized Loss on Foreign Currency Transactions....................          --           --             (12)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency........................         902        1,268             457
        Translation of Foreign Currency Denominated Amounts...............          --           --              (1)
                                                                            -----------  -----------          -----
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY................       1,183        1,695             524
                                                                            -----------  -----------          -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................   $   1,214    $   1,842       $     645
                                                                            -----------  -----------          -----
                                                                            -----------  -----------          -----

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                 VA
                                                                            INTERNATIONAL  VA SHORT-TERM   VA GLOBAL
                                                                                SMALL          FIXED         BOND
                                                                              PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                            -------------  -------------  -----------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of $8, $0 and $0,
      respectively).......................................................    $      67             --            --
    Interest..............................................................            9      $     285     $     118
    Income from Securities Lending........................................            5             --            --
                                                                                 ------          -----    -----------
        Total Investment Income...........................................           81            285           118
                                                                                 ------          -----    -----------

EXPENSES
    Investment Advisory Services..........................................           18             12             6
    Accounting & Transfer Agent Fees......................................            6              4             5
    Custodians' Fees......................................................            7              1             1
    Legal Fees............................................................            1              1             1
    Audit Fees............................................................           --             --             1
    Filing Fees...........................................................           --              1            --
    Shareholders' Reports.................................................            2              1             1
    Directors' Fees and Expenses..........................................           --             --            --
    Organization Costs....................................................            1              1             3
    Other.................................................................            1              1            --
                                                                                 ------          -----    -----------
        Total Expenses....................................................           36             22            18
                                                                                 ------          -----    -----------
    NET INVESTMENT INCOME.................................................           45            263           100
                                                                                 ------          -----    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY
    Net Realized Gain on Investment Securities............................           38              1            17
    Net Realized Gain (Loss) on Foreign Currency Transactions.............           (3)            --           191
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency........................         (158)           (23)         (191)
        Translation of Foreign Currency Denominated Amounts...............           (1)            --            13
                                                                                 ------          -----    -----------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.........         (124)           (22)           30
                                                                                 ------          -----    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $     (79)     $     241     $     130
                                                                                 ------          -----    -----------
                                                                                 ------          -----    -----------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                              VA SMALL                VA LARGE
                                          VALUE PORTFOLIO         VALUE PORTFOLIO
                                       ----------------------  ----------------------
                                                      YEAR                    YEAR
                                       SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                        ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                        31, 1997      1996      31, 1997      1996
                                       -----------  ---------  -----------  ---------
                                       (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $      31   $      19   $     147   $     137
  Net Realized Gain on Investment
    Securities.......................         281          76         427         479
  Net Realized Loss on Foreign
    Currency Transactions............          --          --          --          (1)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................         902       1,079       1,268       1,191
                                       -----------  ---------  -----------  ---------

    Net Increase in Net Assets
      Resulting from Operations......       1,214       1,174       1,842       1,806
                                       -----------  ---------  -----------  ---------

Distributions From:
  Net Investment Income..............         (22)         (9)       (118)        (86)
  Net Realized Gains.................         (76)         --        (480)         (2)
                                       -----------  ---------  -----------  ---------
      Total Distributions............         (98)         (9)       (598)        (88)
                                       -----------  ---------  -----------  ---------

Capital Share Transactions (1):
  Shares Issued......................       4,370       2,156       5,824       5,754
  Shares Issued in Lieu of Cash
    Distributions....................          98           9         598          88
  Shares Redeemed....................        (892)       (120)     (1,322)       (552)
                                       -----------  ---------  -----------  ---------

    Net Increase From Capital Share
      Transactions...................       3,576       2,045       5,100       5,290
                                       -----------  ---------  -----------  ---------

      Total Increase.................       4,692       3,210       6,344       7,008

NET ASSETS
  Beginning of Period................       8,058       4,848      13,570       6,562
                                       -----------  ---------  -----------  ---------
  End of Period......................   $  12,750   $   8,058   $  19,914   $  13,570
                                       -----------  ---------  -----------  ---------
                                       -----------  ---------  -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................         361         195         435         465
   Shares Issued in Lieu of Cash
     Distributions...................           8           1          46           7
   Shares Redeemed...................         (72)        (11)        (98)        (45)
                                       -----------  ---------  -----------  ---------
                                              297         185         383         427
                                       -----------  ---------  -----------  ---------
                                       -----------  ---------  -----------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          VA INTERNATIONAL        VA INTERNATIONAL
                                          VALUE PORTFOLIO         SMALL PORTFOLIO
                                       ----------------------  ----------------------
                                                      YEAR                    YEAR
                                       SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                        ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                        31, 1997      1996      31, 1997      1996
                                       -----------  ---------  -----------  ---------
                                       (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............   $     121   $      90   $      45   $      34
  Net Realized Gain on Investment
    Securities.......................          80          58          38         136
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............         (12)          2          (3)          1
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................         457         694        (158)        204
    Translation of Foreign Currency
      Denominated Amounts............          (1)          3          (1)          2
                                       -----------  ---------  -----------  ---------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.....................         645         847         (79)        377
                                       -----------  ---------  -----------  ---------
Distributions From:
  Net Investment Income..............        (100)         --         (37)         --
  Net Realized Gains.................         (44)         (8)       (136)         --
                                       -----------  ---------  -----------  ---------
      Total Distributions............        (144)         (8)       (173)         --
                                       -----------  ---------  -----------  ---------
Capital Share Transactions (1):
  Shares Issued......................       5,326       5,279       3,066         802
  Shares Issued in Lieu of Cash
    Distributions....................         144           8         173          --
  Shares Redeemed....................        (734)       (623)       (381)        (28)
                                       -----------  ---------  -----------  ---------
    Net Increase From Capital Share
      Transactions...................       4,736       4,664       2,858         774
                                       -----------  ---------  -----------  ---------
      Total Increase.................       5,237       5,503       2,606       1,151
NET ASSETS
  Beginning of Period................      10,517       5,014       6,007       4,856
                                       -----------  ---------  -----------  ---------
  End of Period......................   $  15,754   $  10,517   $   8,613   $   6,007
                                       -----------  ---------  -----------  ---------
                                       -----------  ---------  -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................         489         477         317          75
   Shares Issued in Lieu of Cash
     Distributions...................          13           1          18          --
   Shares Redeemed...................         (66)        (57)        (39)         (3)
                                       -----------  ---------  -----------  ---------
                                              436         421         296          72
                                       -----------  ---------  -----------  ---------
                                       -----------  ---------  -----------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                            VA SHORT-TERM             VA GLOBAL
                                           FIXED PORTFOLIO          BOND PORTFOLIO
                                        ----------------------  ----------------------
                                                       YEAR                    YEAR
                                        SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                         ENDED MAY   NOV. 30,    ENDED MAY   NOV. 30,
                                         31, 1997      1996      31, 1997      1996
                                        -----------  ---------  -----------  ---------
                                        (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............   $     263   $     271   $     100   $     119
  Net Realized Gain (Loss) on
    Investment Securities.............           1          (1)         17          93
  Net Realized Gain on Foreign
    Currency Transactions.............          --          --         191         206
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency........................         (23)         24        (191)        (86)
    Translation of Foreign Currency
      Denominated Amounts.............          --          --          13         (22)
                                        -----------  ---------  -----------  ---------
    Net Increase in Net Assets
      Resulting from Operations.......         241         294         130         310
                                        -----------  ---------  -----------  ---------
Distributions From:
  Net Investment Income...............        (242)       (262)       (261)       (132)
  Net Realized Gains                            --          --         (93)         --
                                        -----------  ---------  -----------  ---------
      Total Distributions.............        (242)       (262)       (354)       (132)
                                        -----------  ---------  -----------  ---------
Capital Share Transactions (1):
  Shares Issued.......................       4,685       3,072       2,730          --
  Shares Issued in Lieu of Cash
    Distributions.....................         242         262         354         132
  Shares Redeemed.....................      (1,321)       (618)       (563)         --
                                        -----------  ---------  -----------  ---------
    Net Increase From Capital Share
      Transactions....................       3,606       2,716       2,521         132
                                        -----------  ---------  -----------  ---------
      Total Increase..................       3,605       2,748       2,297         310
NET ASSETS
  Beginning of Period.................       7,789       5,041       3,703       3,393
                                        -----------  ---------  -----------  ---------
  End of Period.......................   $  11,394   $   7,789   $   6,000   $   3,703
                                        -----------  ---------  -----------  ---------
                                        -----------  ---------  -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................         467         306         263          --
   Shares Issued in Lieu of Cash
     Distributions....................          24          26          35          12
   Shares Redeemed....................        (132)        (61)        (54)         --
                                        -----------  ---------  -----------  ---------
                                               359         271         244          12
                                        -----------  ---------  -----------  ---------
                                        -----------  ---------  -----------  ---------

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                        VA SMALL                                   VA LARGE
                                                     VALUE PORTFOLIO                           VALUE PORTFOLIO
                                          -------------------------------------     --------------------------------------
                                                            YEAR                                      YEAR
                                          SIX MONTHS       ENDED       OCT. 3,      SIX MONTHS       ENDED       JAN. 13,
                                           ENDED MAY      NOV. 30,     TO NOV.       ENDED MAY      NOV. 30,      TO NOV.
                                           31, 1997         1996       30, 1995      31, 1997         1996       30, 1995
                                          -----------     --------     --------     -----------     --------     ---------
                                          (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period....    $ 11.75       $   9.69      $ 10.00       $ 13.46       $  11.29      $  10.00
                                          -----------     --------     --------     -----------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.03           0.03         0.01          0.11           0.17          0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.33           2.05        (0.31)         1.31           2.12          1.85
                                          -----------     --------     --------     -----------     --------     ---------
    Total from Investment Operations....       1.36           2.08        (0.30)         1.42           2.29          2.04
                                          -----------     --------     --------     -----------     --------     ---------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.03)         (0.02)       (0.01)        (0.11)         (0.12)        (0.16)
  Net Realized Gains....................      (0.11)            --           --         (0.46)            --         (0.59)
                                          -----------     --------     --------     -----------     --------     ---------
    Total Distributions.................      (0.14)         (0.02)       (0.01)        (0.57)         (0.12)        (0.75)
                                          -----------     --------     --------     -----------     --------     ---------
Net Asset Value, End of Period..........    $ 12.97       $  11.75      $  9.69       $ 14.31       $  13.46      $  11.29
                                          -----------     --------     --------     -----------     --------     ---------
                                          -----------     --------     --------     -----------     --------     ---------
Total Return............................      11.67%#        21.47%       (3.04)%#      11.00%#        20.45%        20.41%#
Net Assets, End of Period (thousands)...    $12,750       $  8,058      $ 4,848       $19,914       $ 13,570      $  6,562
Ratio of Expenses to Average Net
  Assets................................       0.75%*         1.05%        0.99%*        0.53%*         1.03%         1.20%*
Ratio of Net Investment Income to
  Average Net Assets....................       0.60%*         0.34%        0.91%*        1.83%*         1.59%         2.03%*
Portfolio Turnover Rate.................      12.99%*         5.19%        0.00%*       14.26%*        18.54%        65.38%*
Average Commission Rate (1).............    $0.0631       $ 0.0678          N/A       $0.0484       $ 0.0484           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     VA INTERNATIONAL                           VA INTERNATIONAL
                                                     VALUE PORTFOLIO                            SMALL PORTFOLIO
                                          --------------------------------------     --------------------------------------
                                                            YEAR                                       YEAR
                                          SIX MONTHS       ENDED        OCT. 3,      SIX MONTHS       ENDED        OCT. 3,
                                           ENDED MAY      NOV. 30,      TO NOV.       ENDED MAY      NOV. 30,      TO NOV.
                                           31, 1997         1996       30, 1995       31, 1997         1996       30, 1995
                                          -----------     --------     ---------     -----------     --------     ---------
                                          (UNAUDITED)                                (UNAUDITED)
Net Asset Value, Beginning of Period....    $ 11.41       $  10.03      $  10.00       $ 10.48       $   9.71      $  10.00
                                          -----------     --------     ---------     -----------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.09           0.11            --          0.05           0.06         (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.26           1.29          0.03         (0.34)          0.71         (0.28)
                                          -----------     --------     ---------     -----------     --------     ---------
    Total from Investment Operations....       0.35           1.40          0.03         (0.29)          0.77         (0.29)
                                          -----------     --------     ---------     -----------     --------     ---------
LESS DISTRIBUTIONS
  Investment Income.....................      (0.10)            --            --         (0.06)            --            --
  Net Realized Gains....................      (0.05)         (0.02)           --         (0.22)            --            --
                                          -----------     --------     ---------     -----------     --------     ---------
    Total Distributions.................      (0.15)         (0.02)           --         (0.28)            --            --
                                          -----------     --------     ---------     -----------     --------     ---------
Net Asset Value, End of Period..........    $ 11.61       $  11.41      $  10.03       $  9.91       $  10.48      $   9.71
                                          -----------     --------     ---------     -----------     --------     ---------
                                          -----------     --------     ---------     -----------     --------     ---------
Total Return............................       3.12%#        13.92%         0.30%#       (2.69)%#        7.93%        (2.90)%#
Net Assets, End of Period (thousands)...    $15,754       $ 10,517      $  5,014       $ 8,613       $  6,007      $  4,856
Ratio of Expenses to Average Net
  Assets................................       0.80%*         1.17%         1.32%*        1.00%*         1.27%         2.52%*
Ratio of Net Investment Income to
  Average Net Assets....................       1.92%*         1.29%        (0.20)%*       1.27%*         0.63%        (0.39)%*
Portfolio Turnover Rate.................       6.09%*         4.14%         0.00%*        5.85%*         6.40%         0.00%*
Average Commission Rate (1).............    $0.0090       $ 0.0080           N/A       $0.0158       $ 0.0200           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      VA SHORT-TERM                               VA GLOBAL
                                                     FIXED PORTFOLIO                           BOND PORTFOLIO
                                          -------------------------------------     -------------------------------------
                                                            YEAR                                      YEAR
                                          SIX MONTHS       ENDED       OCT. 3,      SIX MONTHS       ENDED       OCT. 3,
                                           ENDED MAY      NOV. 30,     TO NOV.       ENDED MAY      NOV. 30,     TO NOV.
                                           31, 1997         1996       30, 1995      31, 1997         1996       30, 1995
                                          -----------     --------     --------     -----------     --------     --------
                                          (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period....    $ 10.08        $ 10.04      $ 10.00       $11.14         $ 10.61      $ 10.00
                                          -----------     --------     --------     -----------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.27           0.48         0.08         0.21            0.37         0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      (0.03)          0.04           --         0.07            0.57         0.81
                                          -----------     --------     --------     -----------     --------     --------
    Total from Investment Operations....       0.24           0.52         0.08         0.28            0.94         1.29
                                          -----------     --------     --------     -----------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.26)         (0.48)       (0.04)       (0.74)          (0.41)       (0.57)
  Net Realized Gains....................         --             --           --        (0.27)             --        (0.11)
                                          -----------     --------     --------     -----------     --------     --------
    Total Distributions.................      (0.26)         (0.48)       (0.04)       (1.01)          (0.41)       (0.68)
                                          -----------     --------     --------     -----------     --------     --------
Net Asset Value, End of Period..........    $ 10.06        $ 10.08      $ 10.04       $10.41         $ 11.14      $ 10.61
                                          -----------     --------     --------     -----------     --------     --------
                                          -----------     --------     --------     -----------     --------     --------
Total Return............................       2.42%#         5.34%        0.81%#       2.78%#          9.16%       13.09%#
Net Assets, End of Period (thousands)...    $11,394        $ 7,789      $ 5,041       $6,000         $ 3,703      $ 3,393
Ratio of Expenses to Average Net
  Assets................................       0.44%*         0.70%        0.63%*       0.78%*          1.73%        1.31%*
Ratio of Net Investment Income to
  Average Net Assets....................       5.34%*         4.93%        5.11%*       4.25%*          3.43%        5.08%*
Portfolio Turnover Rate.................      46.63%*        29.27%        0.00%*      57.63%*         88.93%       60.09%*

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*  Annualized

#  Non-Annualized

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-four portfolios, twenty-one are presented in a separate report and the remaining three portfolios have not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

    On December 20, 1995, the Board of Directors of DFA Investment Group Inc. approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for VA Short-Term Fixed Portfolio and VA Global Bond Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. All share and per share data as of and for the period ended November 30, 1995, have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 1997, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates of:

VA Small Value Portfolio..................................  .50 of 1%
VA Large Value Portfolio..................................  .25 of 1%
VA International Value Portfolio..........................  .40 of 1%
VA International Small Portfolio..........................  .50 of 1%
VA Short-Term Fixed Portfolio.............................  .25 of 1%
VA Global Bond Portfolio..................................  .25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                                                                 OTHER
                                                                                    U.S. GOVERNMENT            INVESTMENT
                                                                                       SECURITIES              SECURITIES
                                                                                 ----------------------  ----------------------
                                                                                  PURCHASES     SALES     PURCHASES     SALES
                                                                                 -----------  ---------  -----------  ---------
VA Small Value Portfolio.......................................................          --          --   $   3,690   $     641
VA Large Value Portfolio.......................................................          --          --       5,400       1,119
VA International Value Portfolio...............................................          --          --       5,156         375
VA International Small Portfolio...............................................          --          --       2,830         202
VA Short-Term Fixed Portfolio..................................................   $   1,747   $     301       2,820       1,127
VA Global Bond Portfolio.......................................................          --          --       3,443       1,241

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                               GROSS UNREALIZED    GROSS UNREALIZED
                                                                                 APPRECIATION        DEPRECIATION         NET
                                                                               -----------------  -------------------  ---------
VA Small Value Portfolio.....................................................      $   2,520           $    (698)      $   1,822
VA Large Value Portfolio.....................................................          3,256                (181)          3,075
VA International Value Portfolio.............................................          2,066                (890)          1,176
VA International Small Portfolio.............................................            901                (999)            (98)
VA Short-Term Fixed Portfolio................................................             10                 (10)             --
VA Global Bond Portfolio.....................................................             67                (205)           (138)

    At November 30, 1996, VA Short-Term Fixed Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,500 which expires on November 30, 2004.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS. The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1997, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                      UNREALIZED
                                                                                       FOREIGN
EXPIRATION                                               CONTRACT     VALUE AT MAY     EXCHANGE
   DATE                   CURRENCY SOLD                   AMOUNT        31, 1997     GAIN (LOSS)
----------  -----------------------------------------  -------------  -------------  ------------
 06/12/97          477,539  French Francs              $      82,449  $      82,734   $     (285)
 06/12/97          620,034  Australian Dollar                483,393        472,839       10,554
 06/12/97        5,822,105  French Francs                  1,012,448      1,008,681        3,767
 06/30/97          558,298  Netherlands Guilder              292,833        291,083        1,750
 06/30/97        1,597,892  German Marks                     943,708        934,987        8,721
 06/30/97          171,645  British Pound Sterling           280,960        280,125          835
 06/30/97        1,749,654  Canadian Dollar                1,267,204      1,267,039          165
 07/02/97      125,511,493  Japanese Yen                   1,083,806      1,078,277        5,529
                                                       -------------  -------------  ------------
                                                       $   5,446,801  $   5,415,765   $   31,036
                                                       -------------  -------------  ------------
                                                       -------------  -------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT

    In July, 1996, the VA Portfolios, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended May 31, 1997.

H. COMPONENTS OF NET ASSETS:

                                                                                 AT MAY 31, 1997 NET ASSETS CONSIST OF:
                                                                                         (AMOUNTS IN THOUSANDS)
                                                                           ---------------------------------------------------
                                                                               VA SMALL         VA LARGE      VA INTERNATIONAL
                                                                                VALUE             VALUE            VALUE
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   10,624       $    16,331       $   14,388
Undistributed Net Investment Income......................................             23                82              113
Undistributed Net Realized Gain..........................................            281               426               86
Accumulated Net Realized Foreign Exchange Loss...........................             --                --              (12)
Unrealized Appreciation of Investment Securities and Foreign Currency....          1,822             3,075            1,176
Unrealized Net Foreign Exchange Gain.....................................             --                --                3
                                                                                --------     ---------------       --------
                                                                              $   12,750       $    19,914       $   15,754
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------


                                                                           VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                                SMALL             FIXED             BOND
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $    8,631       $    11,342       $    5,862
Undistributed Net Investment Income......................................             43                52               36
Undistributed Net Realized Gain..........................................             38                --               17
Undistributed Net Realized Foreign Exchange Gain (Loss)..................             (3)               --              191
Unrealized Depreciation of Investment Securities and Foreign Currency....            (98)               --             (138)
Unrealized Net Foreign Exchange Gain.....................................              2                --               32
                                                                                --------     ---------------       --------
                                                                              $    8,613       $    11,394       $    6,000
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------

I. SECURITIES LENDING

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the VA Portfolios or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at May 31, 1997, is as follows:

                                                                                     VALUE OF SECURITIES  VALUE OF COLLATERAL
                                                                                           ON LOAN        AND INDEMNIFICATION
                                                                                     -------------------  --------------------
VA International Value Portfolio...................................................    $     2,988,591       $    3,191,270
VA International Small Portfolio...................................................            881,358              942,862